As filed with the Securities and Exchange Commission on December 29, 2015

  File No. 002-76990
  File No. 811-03447

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 79  ☒
  AND
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 81  ☒

SEI TAX EXEMPT TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code 610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that the filing will become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on December 31, 2015 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:

  ☐  this post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

December 31, 2015

PROSPECTUS

SEI Tax Exempt Trust

Class A Shares

›  Intermediate-Term Municipal Fund (SEIMX)

›  Short Duration Municipal Fund (SUMAX)

›  California Municipal Bond Fund (SBDAX)

›  Massachusetts Municipal Bond Fund (SMAAX)

›  New Jersey Municipal Bond Fund (SENJX)

›  New York Municipal Bond Fund (SENYX)

›  Pennsylvania Municipal Bond Fund (SEPAX)

›  Tax-Advantaged Income Fund (SEATX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEIC.COM

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY
INTERMEDIATE-TERM MUNICIPAL FUND	1
SHORT DURATION MUNICIPAL FUND	6
CALIFORNIA MUNICIPAL BOND FUND	10
MASSACHUSETTS MUNICIPAL BOND FUND	15
NEW JERSEY MUNICIPAL BOND FUND	20
NEW YORK MUNICIPAL BOND FUND	25
PENNSYLVANIA MUNICIPAL BOND FUND	30
TAX-ADVANTAGED INCOME FUND	35
Purchase and Sale of Fund Shares	40
Payments to Broker-Dealers and Other Financial Intermediaries	41
MORE INFORMATION ABOUT THE FUNDS	42
MORE INFORMATION ABOUT RISKS	42
Risk Information Common to the Funds	42
More Information About Principal Risks	42
GLOBAL ASSET ALLOCATION	47
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	48
INVESTMENT ADVISER	49
SUB-ADVISERS	50
Information About Fee Waivers	51
Sub-Advisers and Portfolio Managers	52
Legal Proceedings	55
PURCHASING, EXCHANGING AND SELLING FUND SHARES	56
HOW TO PURCHASE FUND SHARES	56
Pricing of Fund Shares	57
Frequent Purchases and Redemptions of Fund Shares	58
Foreign Investors	59
Customer Identification and Verification and Anti-Money Laundering Program	59
HOW TO EXCHANGE YOUR FUND SHARES	60
HOW TO SELL YOUR FUND SHARES	60
Receiving Your Money	61
Redemptions in Kind	61
Suspension of Your Right to Sell Your Shares	61
Large Redemptions	61
Telephone Transactions	61
DISTRIBUTION AND SERVICE OF FUND SHARES	61
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	62
DIVIDENDS, DISTRIBUTIONS AND TAXES	62
Dividends and Distributions	62
Taxes	62
FINANCIAL HIGHLIGHTS	64
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class A Shares	$87	$271	$471	$1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

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SEI / PROSPECTUS

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax. The Fund may also invest in municipal securities rated below investment grade (junk bonds) or unrated municipal securities.

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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SEI / PROSPECTUS

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

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Best Quarter: 6.42% (09/30/09)

Worst Quarter: -3.11% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.40%.

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Intermediate-Term Municipal Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (9/5/1989)*
Return Before Taxes	6.60%	4.42%	3.93%	5.00%
Return After Taxes on Distributions	6.60%	4.42%	3.93%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares	4.90%	4.12%	3.78%	4.85%
Barclays 3-15 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	6.96%	4.66%	4.58%	N/A

* The Barclays 3-15 Year Intermediate Municipal Blend Index returns for the "Since Inception" period are not provided since index returns are not available prior to June 30, 1993.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

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Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	Joseph R. Baxter Stephen J. Czepiel Gregory A. Gizzi	Since 2006 Since 2007 Since 2012	Senior Vice President, Head of
Municipal Bond Department,
Senior Portfolio Manager
Senior Vice President, Senior
Portfolio Manager
Senior Vice President, Senior
Portfolio Manager, Head of
Convertible Bond and Municipal
Bond Trading
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2013	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

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SEI / PROSPECTUS

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class A Shares	$87	$271	$471	$1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Duration is a weighted average

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SEI / PROSPECTUS

term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund uses one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.

Principal Risks

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

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Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.51% (12/31/08)

Worst Quarter: -0.26% (06/30/13)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.10%.

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Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Short Duration Municipal Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (11/13/2003)*
Return Before Taxes	0.54%	0.84%	1.94%	1.82%
Return After Taxes on Distributions	0.54%	0.84%	1.92%	1.81%
Return After Taxes on Distributions and Sale of Fund Shares	0.49%	0.88%	1.91%	1.80%
Barclays 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	0.58%	0.99%	2.20%	2.09%

* Index returns are shown from November 30, 2003.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2003	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Kristian J. Lind William J. Furrer	Since 2011 Since 2011	Portfolio Manager Portfolio Manager
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA Wendy Casetta	Since 2011 Since 2011	Managing Director and Head of Tax-Exempt Fixed Income, Senior Portfolio Manager Senior Portfolio Manager, Tax-Exempt

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

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CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class A Shares	$87	$271	$471	$1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities

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are state and local governments and their agencies located in California, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

12

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.20% (09/30/09)

Worst Quarter: -3.23% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.95%.

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

California Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)*
Return Before Taxes	5.60%	4.24%	3.77%	4.30%
Return After Taxes on Distributions	5.57%	4.18%	3.73%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	4.20%	3.94%	3.63%	4.12%
Barclays MF California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.48%	5.54%	4.86%	5.07%

* Index returns are shown from August 31, 1998.

13

SEI / PROSPECTUS

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Jeffrey Burger, CFA Thomas Casey	Since 2013 Since 2013	Senior Portfolio Manager — Tax Sensitive Strategies Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and California state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

14

SEI / PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class A Shares	$87	$271	$471	$1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Massachusetts state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

15

SEI / PROSPECTUS

securities are state and local governments and their agencies located in Massachusetts, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest

16

SEI / PROSPECTUS

rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's

17

SEI / PROSPECTUS

inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.73% (09/30/09)

Worst Quarter: -3.45% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.83%.

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Massachusetts Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)*
Return Before Taxes	5.48%	3.91%	3.94%	4.29%
Return After Taxes on Distributions	5.48%	3.84%	3.88%	4.20%
Return After Taxes on Distributions and Sale of Fund Shares	4.10%	3.66%	3.77%	4.11%
Barclays MF Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.52%	4.82%	4.80%	5.09%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

18

SEI / PROSPECTUS

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2010	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Massachusetts state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

19

SEI / PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class A Shares	$87	$271	$471	$1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New Jersey state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in New Jersey, as well as in Puerto Rico and other U.S. territories and possessions.

20

SEI / PROSPECTUS

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

21

SEI / PROSPECTUS

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance

22

SEI / PROSPECTUS

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.48% (09/30/09)

Worst Quarter: -2.67% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.65%.

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

New Jersey Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	3.80%	3.22%	3.36%	3.84%
Return After Taxes on Distributions	3.74%	3.18%	3.35%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	3.20%	3.13%	3.30%	3.73%
Barclays 3-10 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	5.23%	4.09%	4.26%	4.63%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

23

SEI / PROSPECTUS

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Barton, CFA Jeffrey Burger, CFA	Since 2013 Since 2013	Portfolio Manager and Senior Analyst — Tax Exempt Bonds Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and New Jersey state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New Jersey state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

24

SEI / PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class A Shares	$87	$271	$471	$1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New York state and city income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of

25

SEI / PROSPECTUS

these securities are state and local governments and their agencies located in New York, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest

26

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rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's

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inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.32% (09/30/09)

Worst Quarter: -2.86% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.69%.

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

New York Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	4.65%	3.41%	3.57%	4.13%
Return After Taxes on Distributions	4.63%	3.32%	3.51%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	3.55%	3.25%	3.45%	3.97%
Barclays MF New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.11%	4.55%	4.56%	4.93%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

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Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2010	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and New York state and city income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New York state and city income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

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PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class A Shares	$85	$265	$460	$1,025

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Pennsylvania state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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securities are state and local governments and their agencies located in Pennsylvania, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest

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rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

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Best Quarter: 5.17% (09/30/09)

Worst Quarter: -3.14% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 2.01%.

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Pennsylvania Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/26/1998)*
Return Before Taxes	4.05%	3.73%	3.41%	3.98%
Return After Taxes on Distributions	4.05%	3.72%	3.40%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	3.53%	3.39%	3.94%
Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.21%	4.98%	4.70%	4.96%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

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Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2010	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Pennsylvania state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Pennsylvania state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

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TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.08%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class A Shares	$110	$343	$595	$1,317

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which

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the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

While a portion of the Fund may invest in securities other than municipal and preferred securities, the Fund will seek to purchase securities that enjoy preferential tax treatment. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable

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non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers,

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SEI / PROSPECTUS

making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Tax Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance from year to year for the past seven calendar years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

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Best Quarter: 17.31% (06/30/09)

Worst Quarter: -11.47% (09/30/08)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 2.43%.

Average Annual Total Returns (for the periods ended December 31, 2014)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Barclays High Yield Municipal Bond Index (60%) and the Barclays Municipal Bond Index (40%). The Fund's 60/40 Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Tax-Advantaged Income Fund — Class A Shares	1 Year	5 Years	Since Inception (9/4/2007)*
Return Before Taxes	11.24%	6.74%	5.01%
Return After Taxes on Distributions	10.31%	5.99%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	7.16%	5.51%	4.12%
Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	13.84%	8.40%	4.93%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	11.92%	7.10%	5.13%

* Index returns are shown from September 30, 2007.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2007	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pacific Investment Management Company LLC	Joseph Deane David Hammer	Since 2011 Since 2015	Executive Vice President and Head of Municipal Bond Portfolio Management Executive Vice President and Municipal Bond Portfolio Manager
Spectrum Asset Management, Inc.	Mark A. Lieb L. Phillip Jacoby Manu Krishnan Roberto Giangregorio Fred Diaz	Since 2007 Since 2007 Since 2007 Since 2007 Since 2007	Chief Executive Officer and President Chief Investment Officer and Executive Director Portfolio Manager Portfolio Manager Portfolio Manager

Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 41 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of a Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

This prospectus describes the Funds' primary investment strategies. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Fixed Income Securities (Junk Bonds) — Below investment grade fixed income securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade

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securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

California Investment — To the extent a Fund invests in California municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes, which could impair an issuer's ability to pay principal and/or interest on its obligations.

Convertible and Preferred Securities — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

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Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if the interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Since the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stock, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. Dollar. These factors contribute to price volatility, which is a risk of investing in the Fund.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds' values may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds' liquidity or force the Funds to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata

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portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Funds' assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Funds would achieve if they invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Funds may be subject to additional or different risks than if the Funds had invested directly in the underlying investments.

Liquidity — Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Massachusetts Investment — To the extent a Fund invests in Massachusetts municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political

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sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds' holdings. As a result, the Funds will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Funds. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Funds' securities.

New Jersey Investment — To the extent a Fund invests in New Jersey municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

New York Investment — To the extent a Fund invests in New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

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Opportunity — A Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Pennsylvania Investment — To the extent a Fund invests in Pennsylvania municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are

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designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year.

The Barclays MF California Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

The Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

The Barclays MF New York Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

The Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

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The Barclays 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Barclays 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Barclays 3, 5, 7, 10 and 15 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Barclays 3, 5, 7 and 10 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

The Funds are managed by SIMC and one or more sub-advisers (each a "Sub-Adviser" and together, the "Sub-Advisers"). SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

-  researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

-  allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one sub-adviser);

-  monitoring and evaluating each Sub-Adviser's performance;

-  overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

-  monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market- generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is

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likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them . The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

In addition to hiring sub-advisers, SIMC may, to a limited extent, directly manage a portion of the Intermediate-Term Municipal Fund's and Tax-Advantaged Income Fund's assets in a manner that it believes will help each Fund achieve its investment goal.

Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the oversight of the Sub-Advisers as described above, including recommending the hiring and termination of such Sub-Advisers. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds in a manner that SIMC believes will help each Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. He is responsible for investment grade debt and municipal bond portfolios. His duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. He received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Ms. Garrett serves as an Assistant Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. She is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, she primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance from the Villanova University School of Business and a Master of Business Administration magna cum laude from Villanova University.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines and monitors each Sub-Adviser's

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adherence to its investment style. The Board supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended August 31, 2015, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.16%
Short Duration Municipal Fund	0.33%	0.16%
California Municipal Bond Fund	0.33%	0.22%
Massachusetts Municipal Bond Fund	0.33%	0.22%
New Jersey Municipal Bond Fund	0.33%	0.22%
New York Municipal Bond Fund	0.33%	0.22%
Pennsylvania Municipal Bond Fund	0.35%	0.25%
Tax-Advantaged Income Fund	0.50%	0.27%

A discussion regarding the basis for the Board's approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2014 through August 31, 2015.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived a portion of its fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Board fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' administrator and/or the Funds' distributor may

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discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual fund operating expenses were as follows:

	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Intermediate-Term Municipal Fund	0.85%	0.63%	0.63%
Short Duration Municipal Fund	0.85%	0.63%	0.63%
California Municipal Bond Fund	0.85%	0.60%	0.60%
Massachusetts Municipal Bond Fund	0.85%	0.63%	0.63%
New Jersey Municipal Bond Fund	0.85%	0.60%	0.60%
New York Municipal Bond Fund	0.85%	0.60%	0.60%
Pennsylvania Municipal Bond Fund	0.83%	0.63%	0.63%
Tax-Advantaged Income Fund	1.08%	0.86%	0.86%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in underlying funds during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND:

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust (DMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Sub-advisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of DMBT, in May 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. (DMHI). Delaware Investments is the marketing name for DMHI and its subsidiaries. Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to DIFA. Mr. Baxter, Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager, has been with Delaware Investments since 1999. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with Delaware Investments since July 2004. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 30 years of experience in the municipal securities industry. Mr. Gizzi, Senior Vice President and Senior Portfolio Manager, has been with Delaware Investments since 2008. Mr. Gizzi also serves as Senior Portfolio Manager and Head of the Convertible Bond Trading Staff. Before joining Delaware Investments in 2008 as Head of Municipal Bond Trading, he spent six years as a vice president at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS. He began his career as a municipal bond trader in 1984 at Kidder Peabody and now has more than 30 years of experience in the municipal bond securities industry.

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Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

SHORT DURATION MUNICIPAL FUND:

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA), located at 605 Third Avenue, New York, NY 10158, serves as a Sub-Adviser to the Short Duration Municipal Fund. Kristian J. Lind and William J. Furrer are responsible for the management of the assets of the Short Duration Municipal Fund allocated to NBIA. Mr. Lind is a Portfolio Manager for NBIA's Municipal Fixed Income team. Prior to NBIA, he worked for Weiss, Peck & Greer as an assistant portfolio manager working in the Municipal Fixed Income group, where he worked since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an operations analyst at Barclays Capital in their Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Furrer is also a Portfolio Manager for NBIA's Municipal Fixed Income team. Prior to NBIA, he worked for Weiss, Peck & Greer as a portfolio manager working in the Municipal Fixed Income group, where he worked since 1990. Mr. Furrer holds a B.A. in Economics from Montclair State College.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Short Duration Municipal Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. Lyle Fitterer, CFA, CPA, Managing Director and Head of Tax-Exempt Fixed Income and Senior Portfolio Manager, and Wendy Casetta, Senior Portfolio Manager, are responsible for the day-to-day management of the portion of the Short Duration Municipal Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including director of Strong's Municipal Fixed Income team. He earned a bachelor's degree in accounting from the University of North Dakota and has 26 years of industry experience. Prior to joining WellsCap in 2005, Ms. Casetta was also with Strong Capital Management, where she was a senior research analyst and portfolio manager. She earned a bachelor's degree in finance from the University of Wisconsin, Oshkosh, and a master's degree in business administration from the University of North Florida, Jacksonville and began her investment career in 1993.

CALIFORNIA MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the California Municipal Bond Fund. Jeffrey Burger, CFA and Thomas Casey are respectively the primary and secondary portfolio managers who manage the portion of the California Municipal Bond Fund's assets allocated to Standish. Mr. Burger is a Senior Portfolio Manager for Tax Sensitive Strategies. He manages tax-sensitive strategies for institutional, high net worth and mutual fund clients. He previously served as a senior analyst for Standish when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining Standish, he worked at Columbia Management from 2002 to 2009 as a portfolio manager and senior research analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 17 years of investment experience. Mr. Casey is a Senior Portfolio Manager for Tax Sensitive Strategies. He

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manages tax-sensitive portfolios for institutional, insurance and high net worth clients. Prior to assuming his current responsibilities, Mr. Casey worked for a number of years as a trader and a portfolio analyst in the municipal group. He joined the company in 1993 from State Street Bank & Trust Company, where he was an analyst. Mr. Casey has an M.B.A. and a B.A. from Boston College and has 25 years of investment experience.

MASSACHUSETTS MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Massachusetts Municipal Bond Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the management of the assets of the Massachusetts Municipal Bond Fund allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New Jersey Municipal Fund. Daniel Barton, CFA and Jeffrey Burger, CFA are respectively the primary and secondary portfolio managers who manage the portion of the New Jersey Municipal Bond Fund's assets allocated to Standish. Mr. Barton is a Portfolio Manager and Senior Analyst for Tax Exempt Bonds. As a Portfolio Manager, he co-manages several Dreyfus state-specific and credit-specific tax exempt bond mutual funds. Mr. Barton's research responsibilities include utilities, airports, tobacco securitization, charter schools and corporate backed bonds. Mr. Barton joined the company in 2005 from Columbia Management Group, where he was a municipal credit analyst for over four years. He earned an M.B.A from Bentley College and a B.S. in chemical engineering from Rensselaer Polytechnic Institute. Mr. Barton holds the CFA designation and has over 14 years of investment experience. Mr. Burger is a senior portfolio manager for Tax Sensitive Strategies. He manages tax-sensitive strategies for institutional, high net worth and mutual fund clients. He previously served as a senior analyst for Standish when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining Standish, he worked at Columbia Management from 2002 to 2009 as a portfolio manager and senior research analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 17 years of investment experience.

NEW YORK MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New York Municipal Bond Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the management of the assets of the New York Municipal Bond Fund allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Pennsylvania Municipal Bond Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the

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management of the assets of the Pennsylvania Municipal Bond Fund allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

TAX-ADVANTAGED INCOME FUND:

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 650 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Joseph Deane is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Deane is an executive vice president in the New York office and head of municipal bond portfolio management. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset (WAMCO). Mr. Deane was previously a managing director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. Morningstar named him Fixed-Income Manager of the Year in 1996 and a finalist in 1995 and 2007. He has 45 years of investment experience and holds a bachelor's degree from Iona College. Mr. Hammer is an executive vice president and municipal bond portfolio manager in the New York office. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager, and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley. He has 12 years of investment experience and holds an undergraduate degree from Syracuse University.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Spectrum manages the portion of the Tax-Advantaged Income Fund's assets allocated to it under a team approach involving the following individuals: Mr. Mark Lieb, Chief Executive Officer and President (with Spectrum for 28 years); Mr. L. Phillip Jacoby, Chief Investment Officer and Executive Director (with Spectrum for 20 years); Mr. Manu Krishnan, Portfolio Manager (with Spectrum for 11 years); Mr. Roberto Giangregorio, Portfolio Manager (with Spectrum for 12 years); and Mr. Fred Diaz, Portfolio Manager (with Spectrum for 15 years).

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the "Court") on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (SGFS) was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its

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affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of this Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. Each Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for

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your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee by your financial institution or intermediary for purchasing and/or redeeming Fund shares.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures) provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been

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de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the prices of securities with similar characteristics (e.g., duration and credit quality); (v) the liquidity of the security; (vi) the size of the holding in a Fund; or (vii) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's

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trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, a Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of any Fund for Class A Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class A Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class A Shares. The Service Plan provides that shareholder service fees on Class A Shares will be

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paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class A Shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisers (Financial Advisers) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisers are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisers to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisers. For additional information, please see the Funds' SAI. You can also ask your Financial Adviser about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds intend to make distributions, the majority of which consist of exempt-interest dividends that are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, a Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders. The California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and

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local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Income exempt from federal tax may be subject to state and local taxes as well as the Federal Alternative Minimum Tax.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for a Fund to pay out exempt-interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.

The Funds intend to distribute substantially all of their net investment income, tax exempt income and their net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders for the lower tax rates applicable to qualified dividend income (20% (lower rates apply to individuals in lower tax brackets)) but only to the extent that such Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and the Fund. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable distributions that may be generated by a Fund will be qualified dividend income.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

A dividend or distribution received shortly after the purchase of Fund shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder, commonly referred to as "buying a dividend."

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include exempt-interest dividends.

The Funds' SAI contains more information about taxes.

63

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information in the following tables has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST—FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS A
2015	$11.72	$0.29	$(0.10)	$0.19	$(0.29)	$—	$(0.29)	$11.62	1.67%	$1,483,982	0.63%	0.85%	2.52%	10%
2014	11.16	0.31	0.56	0.87	(0.31)	—	(0.31)	11.72	7.88	1,320,144	0.63	0.85	2.70	13
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63	0.85	2.70	24
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64	0.86	2.98	27
2011	11.48	0.38	(0.09)	0.29	(0.38)	—	(0.38)	11.39	2.62	932,396	0.63	0.86	3.37	23
Short Duration Municipal Fund
CLASS A
2015	$10.05	$0.03	$(0.01)	$0.02	$(0.03)	$—	$(0.03)	$10.04	0.16%	$1,383,170	0.63%	0.85%	0.26%	37%
2014	10.02	0.05	0.03	0.08	(0.05)	—	(0.05)	10.05	0.85	1,140,679	0.63	0.85	0.54	42
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63	0.85	0.69	42
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64	0.86	1.09	42
2011	10.11	0.14	(0.03)	0.11	(0.14)	—	(0.14)	10.08	1.06	614,293	0.63	0.86	1.36	69

64

SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
California Municipal Bond Fund
CLASS A
2015	$10.92	$0.23	$(0.07)	$0.16	$(0.23)	$(0.01)	$(0.24)	$10.84	1.53%	$273,702	0.60%	0.85%	2.14%	13%
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60	0.85	2.30	7
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60	0.85	2.47	10
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61	0.86	2.89	20
2011	10.85	0.34	(0.07)	0.27	(0.34)	—	(0.34)	10.78	2.64	171,933	0.60	0.86	3.20	12
Massachusetts Municipal Bond Fund
CLASS A
2015	$10.78	$0.21	$(0.08)	$0.13	$(0.21)	$—	$(0.21)	$10.70	1.27%	$56,768	0.63%	0.85%	1.98%	16%
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63	0.85	2.31	7
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63	0.85	2.45	18
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64	0.86	2.63	10
2011	10.83	0.31	(0.03)	0.28	(0.31)	(0.03)	(0.34)	10.77	2.72	39,102	0.63	0.86	2.93	17
New Jersey Municipal Bond Fund
CLASS A
2015	$10.57	$0.23	$(0.18)	$0.05	$(0.23)	$(0.02)	$(0.25)	$10.37	0.47%	$103,303	0.60%	0.85%	2.17%	15%
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60	0.85	2.33	8
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60	0.85	2.50	9
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61	0.86	2.81	16
2011	10.80	0.32	(0.12)	0.20	(0.32)	(0.03)	(0.35)	10.65	1.90	75,437	0.60	0.86	3.04	6
New York Municipal Bond Fund
CLASS A
2015	$10.83	$0.21	$(0.06)	$0.15	$(0.21)	$(0.02)	$(0.23)	$10.75	1.25%	$162,389	0.60%	0.85%	1.91%	17%
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60	0.85	2.11	10
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60	0.85	2.23	13
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61	0.87	2.59	17
2011	11.08	0.32	(0.06)	0.26	(0.32)	(0.08)	(0.40)	10.94	2.42	103,395	0.60	0.86	2.95	18

65

SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Pennsylvania Municipal Bond Fund
CLASS A
2015	$10.73	$0.22	$(0.03)	$0.19	$(0.22)	$—	$(0.22)	$10.70	1.77%	$107,636	0.63%	0.83%	2.04%	19%
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63	0.83	2.18	6
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63	0.83	2.51	9
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63	0.84	2.89	12
2011	10.71	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.65	2.70	59,344	0.63	0.84	3.17	14
Tax-Advantaged Income Fund
CLASS A
2015	$10.07	$0.40	$(0.08)	$0.32	$(0.38)	$—	$(0.38)	$10.01	3.23%	$973,359	0.86%	1.08%	3.99%	22%
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86	1.13	4.04	28
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86	1.13	4.06	32
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87	1.14	4.61	13
2011	9.53	0.45	(0.35)	0.10	(0.44)	—	(0.44)	9.19	1.16	297,626	0.86	1.14	4.90	19

* Per share calculations were performed using average shares.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio.

Amounts designated as "—" are $0 or have been rounded to $0.

66

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2015 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-008 (12/15)

SEIC.COM

SEI / PROSPECTUS

SEI INSTITUTIONAL TAX FREE FUND

About This Prospectus

FUND SUMMARY	1
Investment Goal	1
Fees and Expenses	1
Principal Investment Strategies	1
Principal Risks	2
Performance Information	3
Management	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other	5
Financial Intermediaries
MORE INFORMATION ABOUT THE FUND	6
Risk Information	6
More Information About Principal Risks	7
INVESTMENT ADVISER	9
SUB-ADVISER	11
Information About Fee Waivers	11
Sub-Adviser	12
Legal Proceedings	12
PURCHASING, EXCHANGING AND SELLING FUND SHARES	13
HOW TO PURCHASE FUND SHARES	13
Pricing of Fund Shares	14
Frequent Purchases and Redemptions of Fund Shares	14
Foreign Investors	14
Customer Identification and Verification and Anti-Money Laundering Program	14
HOW TO EXCHANGE YOUR FUND SHARES	15
HOW TO SELL YOUR FUND SHARES	15
Receiving Your Money	16
Redemptions in Kind	16
Involuntary Sales of Your Shares	16
Suspension of Your Right to Sell Your Shares	16
Telephone Transactions	16
DISTRIBUTION AND SERVICE OF FUND SHARES	16
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	17
DIVIDENDS, DISTRIBUTIONS AND TAXES	17
Dividends and Distributions	17
Taxes	17
FINANCIAL HIGHLIGHTS	19
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Tax Free Fund — Class A Shares	$63	$199	$346	$774

Principal Investment Strategies

The Institutional Tax Free Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal money market securities (i) that pay interest that is exempt from federal income taxes and (ii) the interest on which is not a preference item for purposes of the federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser seeks to purchase liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

1

SEI / PROSPECTUS

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, commercial paper, variable rate demand notes and industrial development bonds. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission (SEC) rules about the credit quality, maturity and diversification of its investments.

Principal Risks

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. During periods when interest rates are low, the Fund's yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

2

SEI / PROSPECTUS

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

Regulatory Risk — The U.S. Securities and Exchange Commission recently adopted changes to the regulations governing money market mutual funds, such as the Fund. Although most of these changes do not go into effect until October 2016, as the compliance date for these new regulations approaches, the Fund may incur certain compliance and operating costs.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.

3

SEI / PROSPECTUS

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 0.87% (06/30/07)

Worst Quarter: 0.00% (03/31/13)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.01%.

Average Annual Total Returns (for the periods ended December 31, 2014)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (11/3/1982)
Institutional Tax Free Fund	0.02%	0.04%	1.14%	2.87%

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser. BofA Advisors, LLC

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000. The Fund may accept investments of smaller amounts at its discretion.

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

4

SEI / PROSPECTUS

The Fund offers Class A Shares only to Eligible Investors. Eligible Investors are principally institutional investors, including, without limitation, defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, financial institutions trading through omnibus accounts, public plans and Taft-Hartley plans. The Fund reserves the right to determine which potential investors qualify as Eligible Investors.

Shares held by a non-Eligible Investor either through an account with the Fund or through an omnibus account with a financial institution, including those affiliated with the Fund's adviser, are subject to involuntary redemption by the Fund.

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. For additional information, please see the "Taxes" section on page 17.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

5

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's strategies. During such time, the Fund may not achieve its investment goals. The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to federal alternative minimum tax.

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More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests exclusively in investment grade securities (and unrated securities determined to be of comparable quality), the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. The credit quality of the Fund's portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the Fund's share price or yield to fall.

Extension — Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed Income Market — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. During periods when interest rates are low, the Fund's yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund's investments in securities that become illiquid may reduce the returns of the Fund because it may be

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unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the fixed income market as a whole.

Municipal Securities — The Fund invests primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Opportunity — The Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Prepayment — With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the return of the Fund.

Puerto Rico Investment — To the extent the Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect the Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy.

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Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

Redemption — The Fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (NAV), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory — The SEC recently adopted changes to the regulations governing money market mutual funds, such as the Fund. As a result of these changes, money market mutual funds will be required to trade at a floating NAV instead of a stable $1.00 net asset per share, unless they either limit their portfolios to investments in cash, government securities and fully collateralized repurchase agreements or limit their shareholders to natural persons. Certain money market mutual funds will also be required to consider taking certain protective actions if their weekly liquid assets fall below a certain percentage of their total assets. Such protective actions may include imposing liquidity fees on redeeming shareholders or temporarily imposing a gate on redemptions entirely. The new regulations will also require the Fund to undertake additional stress testing of its portfolio and enhance certain disclosures on its website, offering documents and marketing materials. Most of these changes do not go into effect until October 2016. Nonetheless, as the compliance date for these new regulations approaches, the Fund may incur certain compliance and operating costs.

U.S. Government Securities — The Fund is subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, but some of the U.S. Government securities that the Fund may invest in are not backed by the full faith and credit of the United States Government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities issued by certain government agencies and instrumentalities are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other government securities are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the Fund owns do not extend to the shares of the Fund itself.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

The Fund is managed by SIMC and a sub-adviser (the Sub-Adviser). SIMC acts as a "manager of managers" of the Fund and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of sub-advisers;

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— allocating, on a continuous basis, assets of the Fund among the sub-advisers (to the extent the Fund has more than one sub-adviser);

— monitoring and evaluating the Sub-Adviser's performance;

— overseeing the Sub-Adviser to ensure compliance with the Fund's investment objectives, policies and restrictions; and

— monitoring the Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Fund pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Fund without submitting the sub-advisory agreements to a vote of the applicable Fund's shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Fund. The Board supervises SIMC and the Sub-Adviser and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of sub-advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC's primary objectives, as it seeks to identify sub-advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a sub-adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a sub-adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a sub-adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them . The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to sub-advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the oversight of the Sub-Adviser as described above, including recommending the hiring and termination of the Sub-Adviser. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in the Institutional Tax Free Fund in a manner that SIMC believes will help the Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. He is responsible for investment grade debt and municipal bond portfolios. His duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. He received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

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Ms. Garrett serves as an Assistant Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. She is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, she primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance from the Villanova University School of Business and a Master of Business Administration magna cum laude from Villanova University.

SUB-ADVISER

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (as described below).

For its advisory services, SIMC receives a fee at the following annual rates: (i) 0.05% up to $500 million; 0.04% of such net assets between $500 million and $1 billion; and 0.03% of such net assets in excess of $1 billion based on the combined daily net assets of the Fund and the Tax Free Fund, another series of the Trust. For the fiscal year ended August 31, 2015, SIMC received investment advisory fees at an annual rate of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2014 through August 31, 2015.

The Trust has claimed, on behalf of the Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and the Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because (i) the Fund's adviser, the Fund's administrator and/or the Fund's distributor voluntarily waived a portion of its fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Board fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level and (ii) the Administrator and/or Distributor voluntarily waived a portion of its fees and/or reimbursed certain Fund expenses in order to ensure the one-day net income yield of the Fund was not less than 0.01% of the Fund's average daily net assets.

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The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, but excluding waiver to maintain income yield)	Total Annual Fund Operating Expenses (after fee waivers, including waiver to maintain income yield)
Institutional Tax Free Fund	0.62%	0.33%	0.05%

Sub-Adviser

BofA Advisors, LLC: BofA Advisors, LLC (BofA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Fund. A team of investment professionals at BofA manages the assets of the Fund. BofA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America Corporation.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the "Court") on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (SGFS) was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of this Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

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PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to Eligible Investors (as that term is defined on page 5). For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Eligible Investors may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances, the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institution or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its NAV per share once each Business Day as of 3:00 p.m. Eastern Time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m. Eastern Time and federal funds (readily available funds) before 3:00 p.m. Eastern Time.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain

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instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of the Fund for Class A Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Fund directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m. Eastern Time for your redemption to be processed that day.

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Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, such as to facilitate an orderly liquidation of the Fund. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. The Fund has adopted a shareholder services plan and agreement (the Service Plan) with respect to Class A Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class A Shares. The Service Plan provides that shareholder service fees on Class A Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class A Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisers (Financial Advisers) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisers are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to

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these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisers to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisers. For additional information, please see the Fund's SAI. You can also ask your Financial Adviser about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, the Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to shareholders. The Fund may also invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes, including the federal alternative minimum tax.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

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Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

Income exempt from federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of the Fund). "Net investment income" does not include exempt-interest dividends.

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information in the following table has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets
Institutional Tax Free Fund
CLASS A
2015	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$993,061	0.05	%(1)	0.62%	0.02%
2014	1.00	—	—	—	—	—	—	1.00	0.02	760,291	0.09	(1)	0.68	0.02
2013	1.00	—	—	—	—	—	—	1.00	0.02	758,204	0.15	(1)	0.68	0.02
2012	1.00	—	—	—	—	—	—	1.00	0.03	778,284	0.22	(1)	0.69	0.03
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	781,975	0.27	(1)	0.69	0.05

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio.

(1) The Distributor, SEI Investments Distribution Co., and/or the Administrator, SEI Investments Global Funds Services, has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio.

Amounts designated as "—" are $0 or have been rounded to $0.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2015 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

December 31, 2015

PROSPECTUS

SEI Tax Exempt Trust

Class A Shares

›  Institutional Tax Free Fund (TXWXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Institutional Tax Free Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

CMS-F-004 (12/15)

seic.com

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY	1
Investment Goal	1
Fees and Expenses	1
Principal Investment Strategies	1
Principal Risks	2
Performance Information	3
Management	4
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
MORE INFORMATION ABOUT THE FUND	5
Risk Information	6
More Information About Principal Risks	6
INVESTMENT ADVISER	9
SUB-ADVISER	10
Information About Fee Waivers	11
Sub-Adviser	11
Legal Proceedings	11
PURCHASING, EXCHANGING AND SELLING FUND SHARES	12
HOW TO PURCHASE FUND SHARES	12
Pricing of Fund Shares	13
Frequent Purchases and Redemptions of Fund Shares	13
Foreign Investors	14
Customer Identification and Verification and Anti-Money Laundering Program	14
HOW TO EXCHANGE YOUR FUND SHARES	14
HOW TO SELL YOUR FUND SHARES	15
Receiving Your Money	15
Redemptions in Kind	15
Involuntary Sales of Your Shares	15
Suspension of Your Right to Sell Your Shares	15
Telephone Transactions	16
DISTRIBUTION AND SERVICE OF FUND SHARES	16
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	16
DIVIDENDS, DISTRIBUTIONS AND TAXES	16
Dividends and Distributions	16
Taxes	17
FINANCIAL HIGHLIGHTS	18
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

TAX FREE FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax Free Fund — Class A Shares	$63	$199	$346	$774

Principal Investment Strategies

The Tax Free Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal money market securities (i) that pay interest that is exempt from federal income taxes and (ii) the interest on which is not a preference item for purposes of the federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser seeks to purchase liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

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The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, commercial paper, industrial development bonds and variable rate demand notes. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission (SEC) rules about the credit quality, maturity and diversification of its investments.

Principal Risks

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. During periods when interest rates are low, the Fund's yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

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Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

Regulatory Risk — The U.S. Securities and Exchange Commission recently adopted changes to the regulations governing money market mutual funds, such as the Fund. Although most of these changes do not go into effect until October 2016, as the compliance date for these new regulations approaches, the Fund may incur certain compliance and operating costs.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.

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The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 0.84% (06/30/07)

Worst Quarter: 0.00% (03/31/11)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.01%.

Average Annual Total Returns (for the periods ended December 31, 2014)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (11/12/1982)
Tax Free Fund	0.01%	0.01%	1.07%	2.76%

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2014	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser. BofA Advisors, LLC

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Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000. The Fund may accept investments of smaller amounts at its discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. For additional information, please see the "Taxes" section on page 17.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's strategies. During such time, the Fund may not achieve its investment goal. The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

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Risk Information

Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk. Generally, the income from municipal securities is exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to federal alternative minimum tax.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests exclusively in investment grade securities (and unrated securities determined to be of comparable quality), the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. The credit quality of the Fund's portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the Fund's share price or yield to fall.

Extension — Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed Income Market — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate

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instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. During periods when interest rates are low, the Fund's yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund's investments in securities that become illiquid may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the fixed income market as a whole.

Municipal Securities — The Fund invests primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more

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susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Opportunity — The Fund may miss out on an investment opportunity because the assets necessary for it to take advantage of the opportunity are tied up in other investments.

Prepayment — With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the return of the Fund.

Puerto Rico Investment — To the extent the Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect the Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

Redemption — The Fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (NAV), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory — The SEC recently adopted changes to the regulations governing money market mutual funds, such as the Fund. As a result of these changes, money market mutual funds will be required to trade at a floating NAV instead of a stable $1.00 net asset per share, unless they either limit their portfolios to investments in cash, government securities and fully collateralized repurchase agreements or limit their shareholders to natural persons. Certain money market mutual funds will also be required to consider taking certain protective actions if their weekly liquid assets fall below a certain percentage of their total assets. Such protective actions may include imposing liquidity fees on redeeming shareholders or temporarily imposing a gate on redemptions entirely. The new regulations will also require the Fund to undertake additional stress testing of its portfolio and enhance certain disclosures on its website, offering documents and marketing materials. Most of these changes do not go into effect

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until October 2016. Nonetheless, as the compliance date for these new regulations approaches, the Fund may incur certain compliance and operating costs.

U.S. Government Securities — The Fund is subject to risks associated with investing in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, but some of the U.S. Government securities that the Fund may invest in are not backed by the full faith and credit of the United States Government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities issued by certain government agencies and instrumentalities are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other government securities are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the Fund owns do not extend to the shares of the Fund itself.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

The Fund is managed by SIMC and a sub-adviser (the Sub-Adviser). SIMC acts as a "manager of managers" of the Fund and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of sub-advisers;

— allocating, on a continuous basis, assets of the Fund among the sub-advisers (to the extent the Fund has more than one sub-adviser);

— monitoring and evaluating the Sub-Adviser's performance;

— overseeing the Sub-Adviser to ensure compliance with the Fund's investment objectives, policies and restrictions; and

— monitoring the Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Fund pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Fund without submitting the sub-advisory agreements to a vote of the applicable Fund's shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Fund. The Board supervises SIMC and the Sub-Adviser and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of sub-advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC's primary objectives, as it seeks to identify sub-advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a sub-adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform

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SEI / PROSPECTUS

or underperform; and seeks to identify the relevant factors behind a sub-adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a sub-adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to sub-advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the oversight of the Sub-Adviser as described above, including recommending the hiring and termination of the Sub-Adviser. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in the Tax Free Fund in a manner that SIMC believes will help the Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. He is responsible for investment grade debt and municipal bond portfolios. His duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. He received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Ms. Garrett serves as an Assistant Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. She is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, she primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance from the Villanova University School of Business and a Master of Business Administration magna cum laude from Villanova University.

SUB-ADVISER

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (as described below).

For its advisory services, SIMC receives a fee at the following annual rates: (i) 0.05% up to $500 million; 0.04% of such assets between $500 million and $1 billion; and 0.03% of such net assets in excess of $1 billion based on the combined daily net assets of the Fund and the Institutional Tax Free Fund,

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another series of the Trust. For the fiscal year ended August 31, 2015, SIMC received investment advisory fees at the annual rate of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2014 through August 31, 2015.

The Trust has claimed, on behalf of the Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and the Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because (i) the Fund's adviser, the Fund's administrator and/or the Fund's distributor voluntarily waived a portion of its fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Board fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level and (ii) the Administrator and/or Distributor voluntarily waived a portion of its fees and/or reimbursed certain Fund expenses in order to ensure the one-day net income yield of the Fund was not less than 0.01% of the Fund's average daily net assets.

The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, but excluding waiver to maintain income yield)	Total Annual Fund Operating Expenses (after fee waivers, including waiver to maintain income yield)
Tax Free Fund	0.62%	0.45%	0.06%

Sub-Adviser

BofA Advisors, LLC: BofA Advisors, LLC (BofA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Fund. A team of investment professionals at BofA manages the assets of the Fund. BofA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America Corporation.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the "Court") on

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December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (SGFS) was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of this Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Authorized financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances, the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

The Fund calculates its NAV per share once each Business Day as of 4:00 p.m. Eastern Time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends

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declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m. Eastern Time and federal funds (readily available funds) before 4:00 p.m. Eastern Time.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price.

Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

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Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of the Fund for Class A Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Fund directly by mail. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the

14

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eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m. Eastern Time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, such as to facilitate an orderly liquidation of the Fund. More information about such suspension can be found in the SAI.

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Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. The Fund has adopted a shareholder services plan and agreement (the Service Plan) with respect to Class A Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class A Shares. The Service Plan provides that shareholder service fees on Class A Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class A Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisers (Financial Advisers) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisers are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisers to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisers. For additional information, please see the Fund's SAI. You can also ask your Financial Adviser about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

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Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, the Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to shareholders. The Fund may also invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes, including the federal alternative minimum tax.

The Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

Income exempt from federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of the Fund). "Net investment income" does not include exempt-interest dividends.

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information in the following table has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets
Tax Free Fund
CLASS A
2015	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,009,173	0.06	%(1)	0.62%	0.01%
2014	1.00	—	—	—	—	—	—	1.00	0.01	980,727	0.09	(1)	0.68	0.01
2013	1.00	—	—	—	—	—	—	1.00	0.01	691,373	0.16	(1)	0.68	0.01
2012	1.00	—	—	—	—	—	—	1.00	0.01	555,705	0.23	(1)	0.69	0.01
2011	1.00	—	—	—	—	—	—	1.00	0.03	584,917	0.30	(1)	0.69	0.01

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio.

(1) The Distributor, SEI Investments Distribution Co., and/or the Administrator, SEI Investments Global Funds Services, has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio.

Amounts designated as "—" are $0 or have been rounded to $0.

18

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2015 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration
number is 811-03447.

December 31, 2015

PROSPECTUS

SEI Tax Exempt Trust

Class A Shares

›  Tax Free Fund (TXEXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Tax Free Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

CMS-F-003 (12/15)

SEIC.COM

December 31, 2015

PROSPECTUS

SEI Tax Exempt Trust

Class Y Shares

›  Intermediate-Term Municipal Fund (SINYX)

›  Short Duration Municipal Fund (SHYMX)

›  California Municipal Bond Fund (SCYYX)

›  Massachusetts Municipal Bond Fund (SMSYX)

›  New Jersey Municipal Bond Fund (SNJYX)

›  New York Municipal Bond Fund (SNYYX)

›  Pennsylvania Municipal Bond Fund (SPAYX)

›  Tax-Advantaged Income Fund (STAYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEIC.COM

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY
INTERMEDIATE-TERM MUNICIPAL FUND	1
SHORT DURATION MUNICIPAL FUND	6
CALIFORNIA MUNICIPAL BOND FUND	11
MASSACHUSETTS MUNICIPAL BOND FUND	16
NEW JERSEY MUNICIPAL BOND FUND	21
NEW YORK MUNICIPAL BOND FUND	26
PENNSYLVANIA MUNICIPAL BOND FUND	31
TAX-ADVANTAGED INCOME FUND	36
Purchase and Sale of Fund Shares	42
Payments to Broker-Dealers and Other Financial Intermediaries	42
MORE INFORMATION ABOUT THE FUNDS	43
MORE INFORMATION ABOUT RISKS	43
Risk Information Common to the Funds	43
More Information About Principal Risks	43
GLOBAL ASSET ALLOCATION	49
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	49
INVESTMENT ADVISER	50
SUB-ADVISERS	51
Information About Fee Waivers	52
Sub-Advisers and Portfolio Managers	53
Legal Proceedings	56
PURCHASING, EXCHANGING AND SELLING FUND SHARES	57
HOW TO PURCHASE FUND SHARES	58
Pricing of Fund Shares	58
Frequent Purchases and Redemptions of Fund Shares	59
Foreign Investors	61
Customer Identification and Verification and Anti-Money Laundering Program	61
HOW TO EXCHANGE YOUR FUND SHARES	62
HOW TO SELL YOUR FUND SHARES	62
Receiving Your Money	62
Redemptions in Kind	62
Suspension of Your Right to Sell Your Shares	62
Large Redemptions	63
Telephone Transactions	63
DISTRIBUTION OF FUND SHARES	63
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	63
DIVIDENDS, DISTRIBUTIONS AND TAXES	64
Dividends and Distributions	64
Taxes	64
FINANCIAL HIGHLIGHTS	66
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

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INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class Y Shares	$61	$192	$335	$750

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and

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local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax. The Fund may also invest in municipal securities rated below investment grade (junk bonds) or unrated municipal securities.

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund's Class Y Shares commenced operations on May 1, 2015, and therefore do not have performance history for a full calendar year.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares

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would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.42% (09/30/09)

Worst Quarter: -3.11% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.40%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y Shares commenced operations on May 1, 2015, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Intermediate-Term Municipal Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (9/5/1989)
Return Before Taxes	6.60%	4.42%	3.93%	5.00%
Return After Taxes on Distributions	6.60%	4.42%	3.93%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares	4.90%	4.12%	3.78%	4.85%
Barclays 3-15 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	6.96%	4.66%	4.58%	N/A*

* The Barclays 3-15 Year Intermediate Municipal Blend Index returns for the "Since Inception" period are not provided since index returns are not available prior to June 30, 1993.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	Joseph R. Baxter Stephen J. Czepiel Gregory A. Gizzi	Since 2006 Since 2007 Since 2012	Senior Vice President, Head of Municipal Bond
Department, Senior Portfolio Manager
Senior Vice President, Senior Portfolio Manager
Senior Vice President, Senior Portfolio
Manager, Head of Convertible Bond and
Municipal Bond Trading
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2013	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses	0.60%

1 Other expenses have been updated to reflect current expenses and therefore do not correlate to the Financial Statements or Financial Highlights presented within this prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class Y Shares	$61	$192	$335	$750

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities

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that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund uses one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.

Principal Risks

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest

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rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund's Class Y Shares commenced operations on May 1, 2015, and therefore do not have performance history for a full calendar year.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A

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Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.51% (12/31/08)

Worst Quarter: -0.26% (06/30/13)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.10%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y Shares commenced operations on May 1, 2015, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Short Duration Municipal Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (11/13/2003)*
Return Before Taxes	0.54%	0.84%	1.94%	1.82%
Return After Taxes on Distributions	0.54%	0.84%	1.92%	1.81%
Return After Taxes on Distributions and Sale of Fund Shares	0.49%	0.88%	1.91%	1.80%
Barclays 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	0.58%	0.99%	2.20%	2.09%

* Index returns are shown from November 30, 2003.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2003	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Kristian J. Lind William J. Furrer	Since 2011 Since 2011	Portfolio Manager Portfolio Manager
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA Wendy Casetta	Since 2011 Since 2011	Managing Director and Head of Tax-Exempt Fixed Income, Senior Portfolio Manager Senior Portfolio Manager, Tax-Exempt

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

SEI / PROSPECTUS

CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class Y Shares	$61	$192	$335	$750

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities

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are state and local governments and their agencies located in California, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

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Performance Information

As of December 31, 2015, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.20% (09/30/09)

Worst Quarter: -3.23% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.95%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

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California Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)*
Return Before Taxes	5.60%	4.24%	3.77%	4.30%
Return After Taxes on Distributions	5.57%	4.18%	3.73%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	4.20%	3.94%	3.63%	4.12%
Barclays MF California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.48%	5.54%	4.86%	5.07%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Jeffrey Burger, CFA Thomas Casey	Since 2013 Since 2013	Senior Portfolio Manager — Tax Sensitive Strategies Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and California state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class Y Shares	$61	$192	$335	$750

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Massachusetts state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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securities are state and local governments and their agencies located in Massachusetts, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

As of December 31, 2015, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a

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broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.73% (09/30/09)

Worst Quarter: -3.45% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.83%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Massachusetts Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)*
Return Before Taxes	5.48%	3.91%	3.94%	4.29%
Return After Taxes on Distributions	5.48%	3.84%	3.88%	4.20%
Return After Taxes on Distributions and Sale of Fund Shares	4.10%	3.66%	3.77%	4.11%
Barclays MF Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.52%	4.82%	4.80%	5.09%

* Index returns are shown from August 31, 1998.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2010	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Massachusetts state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class Y Shares	$61	$192	$335	$750

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New Jersey state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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securities are state and local governments and their agencies located in New Jersey, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price

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movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

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Performance Information

As of December 31, 2015, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.48% (09/30/09)

Worst Quarter: -2.67% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.65%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

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New Jersey Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	3.80%	3.22%	3.36%	3.84%
Return After Taxes on Distributions	3.74%	3.18%	3.35%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	3.20%	3.13%	3.30%	3.73%
Barclays 3-10 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	5.23%	4.09%	4.26%	4.63%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Barton, CFA Jeffrey Burger, CFA	Since 2013 Since 2013	Portfolio Manager and Senior Analyst — Tax Exempt Bonds Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and New Jersey state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New Jersey state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class Y Shares	$61	$192	$335	$750

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New York state and city income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of

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these securities are state and local governments and their agencies located in New York, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price

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movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

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Performance Information

As of December 31, 2015, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.32% (09/30/09)

Worst Quarter: -2.86% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 1.69%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

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New York Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	4.65%	3.41%	3.57%	4.13%
Return After Taxes on Distributions	4.63%	3.32%	3.51%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	3.55%	3.25%	3.45%	3.97%
Barclays MF New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.11%	4.55%	4.56%	4.93%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2010	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and New York state and city income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New York state and city income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class Y Shares	$59	$186	$324	$726

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Pennsylvania state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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securities are state and local governments and their agencies located in Pennsylvania, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

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Performance Information

As of December 31, 2015, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing how the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.17% (09/30/09)

Worst Quarter: -3.14% (12/31/10)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 2.01%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

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Pennsylvania Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/26/1998)*
Return Before Taxes	4.05%	3.73%	3.41%	3.98%
Return After Taxes on Distributions	4.05%	3.72%	3.40%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	3.53%	3.39%	3.94%
Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	6.21%	4.98%	4.70%	4.96%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 2010	Chief Investment Officer — Tax Sensitive Fixed Income

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Pennsylvania state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Pennsylvania state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.33%
Total Annual Fund Operating Expenses	0.83%

1 Other expenses have been updated to reflect current expenses and therefore do not correlate to the Financial Statements or Financial Highlights presented within this prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class Y Shares	$85	$265	$460	$1,025

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2015, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including

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the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

While a portion of the Fund may invest in securities other than municipal and preferred securities, the Fund will seek to purchase securities that enjoy preferential tax treatment. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower

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interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived

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credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Tax Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

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Performance Information

The Fund's Class Y Shares commenced operations on May 1, 2015, and therefore do not have performance history for a full calendar year.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing the Fund's Class A Shares' performance from year to year for the past seven calendar years and by showing how the Fund's Class A Shares' average annual returns for 1 and 5 years, and since the Fund's Class A Shares' inception, compared with those of a broad measure of market performance. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.31% (06/30/09)

Worst Quarter: -11.47% (09/30/08)

The Fund's Class A total return (pre-tax) from January 1, 2015 to September 30, 2015 was 2.43%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund's Class Y commenced operations on May 1, 2015, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2014 to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Barclays High Yield Municipal Bond Index (60%) and the Barclays Municipal Bond Index (40%). The Fund's 60/40 Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result,

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the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Tax-Advantaged Income Fund — Class A Shares	1 Year	5 Years	Since Inception (9/4/2007)*
Return Before Taxes	11.24%	6.74%	5.01%
Return After Taxes on Distributions	10.31%	5.99%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	7.16%	5.51%	4.12%
Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	13.84%	8.40%	4.93%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	11.92%	7.10%	5.13%

* Index returns are shown from September 30, 2007.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2007	Portfolio Manager

Erin Garrett	Since 2014	Assistant Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pacific Investment Management Company LLC	Joseph Deane David Hammer	Since 2011 Since 2015	Executive Vice President and Head of Municipal Bond Portfolio Management Executive Vice President and Municipal Bond Portfolio Manager
Spectrum Asset Management, Inc.	Mark A. Lieb L. Phillip Jacoby Manu Krishnan Roberto Giangregorio Fred Diaz	Since 2007 Since 2007 Since 2007 Since 2007 Since 2007	Chief Executive Officer and President Chief Investment Officer and Executive Director Portfolio Manager Portfolio Manager Portfolio Manager

Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y shares, as set forth in "Purchasing, Exchanging and Selling Fund Shares" on page 57.

You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of a Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

This prospectus describes the Funds' primary investment strategies. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Fixed Income Securities (Junk Bonds) — Below investment grade fixed income securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk

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bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

California Investment — To the extent a Fund invests in California municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes, which could impair an issuer's ability to pay principal and/or interest on its obligations.

Convertible and Preferred Securities — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

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Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if the interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Since the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stock, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. Dollar. These factors contribute to price volatility, which is a risk of investing in the Fund.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds' values may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds' liquidity or force the Funds to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

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Investment Company — Certain Funds may purchase shares of investment companies, such as open-end and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Funds' assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Funds would achieve if they invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Funds may be subject to additional or different risks than if the Funds had invested directly in the underlying investments.

Liquidity — Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Massachusetts Investment — To the extent a Fund invests in Massachusetts municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay

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interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds' holdings. As a result, the Funds will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Funds. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Funds' securities.

New Jersey Investment — To the extent a Fund invests in New Jersey municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

New York Investment — To the extent a Fund invests in New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

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Opportunity — A Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Pennsylvania Investment — To the extent a Fund invests in Pennsylvania municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

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GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year.

The Barclays MF California Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

The Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

The Barclays MF New York Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

The Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

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The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

The Barclays 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Barclays 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Barclays 3, 5, 7, 10 and 15 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Barclays 3, 5, 7 and 10 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

The Funds are managed by SIMC and one or more sub-advisers (each a "Sub-Adviser" and together, the "Sub-Advisers"). SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

-  researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

-  allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one sub-adviser);

-  monitoring and evaluating each Sub-Adviser's performance;

-  overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

-  monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market- generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly

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skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them . The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

In addition to hiring sub-advisers, SIMC may, to a limited extent, directly manage a portion of the Intermediate-Term Municipal Fund's and Tax-Advantaged Income Fund's assets in a manner that it believes will help each Fund achieve its investment goal.

Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the oversight of the Sub-Advisers as described above, including recommending the hiring and termination of such Sub-Advisers. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds in a manner that SIMC believes will help each Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. He is responsible for investment grade debt and municipal bond portfolios. His duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. He received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Ms. Garrett serves as an Assistant Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. She is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, she primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance from the Villanova University School of Business and a Master of Business Administration magna cum laude from Villanova University.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure

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compliance with the Funds' investment policies and guidelines and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended August 31, 2015, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.16%
Short Duration Municipal Fund	0.33%	0.16%
California Municipal Bond Fund	0.33%	0.22%
Massachusetts Municipal Bond Fund	0.33%	0.22%
New Jersey Municipal Bond Fund	0.33%	0.22%
New York Municipal Bond Fund	0.33%	0.22%
Pennsylvania Municipal Bond Fund	0.35%	0.25%
Tax-Advantaged Income Fund	0.50%	0.27%

A discussion regarding the basis for the Board's approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2014 through August 31, 2015.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds' total annual fund operating expenses of the Class Y Shares of the Funds for the current fiscal year are expected to differ from the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The waivers of the Funds' adviser, Funds' administrator and Funds' distributor are limited to the Funds' direct operating expenses and, therefore, will not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds'

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administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the actual total annual fund operating expenses of the Class Y Shares of the Funds for the current fiscal year are expected to be as follows:

	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Intermediate-Term Municipal Fund	0.60%	0.38%	0.38%
Short Duration Municipal Fund	0.60%	0.38%	0.38%
California Municipal Bond Fund	0.60%	0.45%	0.45%
Massachusetts Municipal Bond Fund	0.60%	0.48%	0.48%
New Jersey Municipal Bond Fund	0.60%	0.45%	0.45%
New York Municipal Bond Fund	0.60%	0.45%	0.45%
Pennsylvania Municipal Bond Fund	0.58%	0.48%	0.48%
Tax-Advantaged Income Fund	0.83%	0.61%	0.61%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in underlying funds during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND:

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust (DMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Sub-advisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of DMBT, in May 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. (DMHI). Delaware Investments is the marketing name for DMHI and its subsidiaries. Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to DIFA. Mr. Baxter, Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager, has been with Delaware Investments since 1999. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with Delaware Investments since July 2004. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 30 years of experience in the municipal securities industry. Mr. Gizzi, Senior Vice President and Senior Portfolio Manager, has been with Delaware Investments since 2008. Mr. Gizzi also serves as Senior Portfolio Manager and Head of the Convertible Bond Trading Staff. Before joining Delaware Investments in 2008 as Head of Municipal Bond Trading, he spent six years as a vice president at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for

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UBS. He began his career as a municipal bond trader in 1984 at Kidder Peabody and now has more than 30 years of experience in the municipal bond securities industry.

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

SHORT DURATION MUNICIPAL FUND:

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA), located at 605 Third Avenue, New York, NY 10158, serves as a Sub-Adviser to the Short Duration Municipal Fund. Kristian J. Lind and William J. Furrer are responsible for the management of the assets of the Short Duration Municipal Fund allocated to NBIA. Mr. Lind is a Portfolio Manager for NBIA's Municipal Fixed Income team. Prior to NBIA, he worked for Weiss, Peck & Greer as an assistant portfolio manager working in the Municipal Fixed Income group, where he worked since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an operations analyst at Barclays Capital in their Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Furrer is also a Portfolio Manager for NBIA's Municipal Fixed Income team. Prior to NBIA, he worked for Weiss, Peck & Greer as a portfolio manager working in the Municipal Fixed Income group, where he worked since 1990. Mr. Furrer holds a B.A. in Economics from Montclair State College.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Short Duration Municipal Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. Lyle Fitterer, CFA, CPA, Managing Director and Head of Tax-Exempt Fixed Income and Senior Portfolio Manager, and Wendy Casetta, Senior Portfolio Manager, are responsible for the day-to-day management of the portion of the Short Duration Municipal Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including director of Strong's Municipal Fixed Income team. He earned a bachelor's degree in accounting from the University of North Dakota and has 26 years of industry experience. Prior to joining WellsCap in 2005, Ms. Casetta was also with Strong Capital Management, where she was a senior research analyst and portfolio manager. She earned a bachelor's degree in finance from the University of Wisconsin, Oshkosh, and a master's degree in business administration from the University of North Florida, Jacksonville and began her investment career in 1993.

CALIFORNIA MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the California Municipal Bond Fund. Jeffrey Burger, CFA and Thomas Casey are respectively the primary and secondary portfolio managers who manage the portion of the California Municipal Bond Fund's assets allocated to Standish. Mr. Burger is a Senior Portfolio Manager for Tax Sensitive Strategies. He manages tax-sensitive strategies for institutional, high net worth and mutual fund clients. He previously served as a senior analyst for Standish when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining Standish, he worked at Columbia Management from 2002 to 2009 as a portfolio manager and senior research analyst. Mr. Burger has an M.P.A. and a

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B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 17 years of investment experience. Mr. Casey is a Senior Portfolio Manager for Tax Sensitive Strategies. He manages tax-sensitive portfolios for institutional, insurance and high net worth clients. Prior to assuming his current responsibilities, Mr. Casey worked for a number of years as a trader and a portfolio analyst in the municipal group. He joined the company in 1993 from State Street Bank & Trust Company, where he was an analyst. Mr. Casey has an M.B.A. and a B.A. from Boston College and has 25 years of investment experience.

MASSACHUSETTS MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Massachusetts Municipal Bond Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the management of the assets of the Massachusetts Municipal Bond Fund allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New Jersey Municipal Fund. Daniel Barton, CFA and Jeffrey Burger, CFA are respectively the primary and secondary portfolio managers who manage the portion of the New Jersey Municipal Bond Fund's assets allocated to Standish. Mr. Barton is a Portfolio Manager and Senior Analyst for Tax Exempt Bonds. As a Portfolio Manager, he co-manages several Dreyfus state-specific and credit-specific tax exempt bond mutual funds. Mr. Barton's research responsibilities include utilities, airports, tobacco securitization, charter schools and corporate backed bonds. Mr. Barton joined the company in 2005 from Columbia Management Group, where he was a municipal credit analyst for over four years. He earned an M.B.A from Bentley College and a B.S. in chemical engineering from Rensselaer Polytechnic Institute. Mr. Barton holds the CFA designation and has over 14 years of investment experience. Mr. Burger is a senior portfolio manager for Tax Sensitive Strategies. He manages tax-sensitive strategies for institutional, high net worth and mutual fund clients. He previously served as a senior analyst for Standish when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining Standish, he worked at Columbia Management from 2002 to 2009 as a portfolio manager and senior research analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 17 years of investment experience.

NEW YORK MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New York Municipal Bond Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the management of the assets of the New York Municipal Bond Fund allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND:

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston,

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Massachusetts 02108, serves as the Sub-Adviser to the Pennsylvania Municipal Bond Fund. Daniel Rabasco, CFA, Chief Investment Officer of Tax Sensitive Fixed Income, is responsible for the management of the assets of the Pennsylvania Municipal Bond Fund allocated to Standish. Mr. Rabasco joined Standish in 1998, holds the CFA designation and has 28 years of investment experience.

TAX-ADVANTAGED INCOME FUND:

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 650 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Joseph Deane is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Deane is an executive vice president in the New York office and head of municipal bond portfolio management. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset (WAMCO). Mr. Deane was previously a managing director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. Morningstar named him Fixed-Income Manager of the Year in 1996 and a finalist in 1995 and 2007. He has 45 years of investment experience and holds a bachelor's degree from Iona College. Mr. Hammer is an executive vice president and municipal bond portfolio manager in the New York office. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager, and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley. He has 12 years of investment experience and holds an undergraduate degree from Syracuse University.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Spectrum manages the portion of the Tax-Advantaged Income Fund's assets allocated to it under a team approach involving the following individuals: Mr. Mark Lieb, Chief Executive Officer and President (with Spectrum for 28 years); Mr. L. Phillip Jacoby, Chief Investment Officer and Executive Director (with Spectrum for 20 years); Mr. Manu Krishnan, Portfolio Manager (with Spectrum for 11 years); Mr. Roberto Giangregorio, Portfolio Manager (with Spectrum for 12 years); and Mr. Fred Diaz, Portfolio Manager (with Spectrum for 15 years).

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the "Court") on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (SGFS) was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of

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certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of this Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

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HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. Each Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee by your financial institution or intermediary for purchasing and/or redeeming Fund shares.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

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Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures) provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the prices of securities with similar characteristics (e.g., duration and credit quality); (v) the liquidity of the security; (vi) the size of the holding in a Fund; or (vii) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs,

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disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

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Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, a Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

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HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class Y Shares of any Fund for Class Y Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

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Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisers (Financial Advisers) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisers are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisers to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisers. For additional information, please see the Funds' SAI. You can also ask your Financial Adviser about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds intend to make distributions the majority of which consist of exempt-interest dividends that are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, a Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders. The California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Income exempt from federal tax may be subject to state and local taxes as well as the Federal Alternative Minimum Tax.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for a Fund to pay out exempt-interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.

The Funds intend to distribute substantially all of their net investment income, tax exempt interest income and their net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders for the lower tax rates applicable to qualified dividend income (20% (lower rates apply to individuals in lower tax brackets)) but only to the extent that such Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and the Fund. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable distributions that may be generated by a Fund will be qualified dividend income.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a

SEI / PROSPECTUS

sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

A dividend or distribution received shortly after the purchase of Fund shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder, commonly referred to as "buying a dividend."

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include exempt-interest dividends.

The Funds' SAI contains more information about taxes.

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class Y Shares of the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. This information is intended to help you understand each Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information in the following tables has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

As of August 31, 2015, the Class Y Shares of the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds had not yet commenced operations.

SEI TAX EXEMPT TRUST—FOR THE PERIOD ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS Y@
2015	$11.67	$0.11	$(0.06)	$0.05	$(0.10)	$—	$(0.10)	$11.62	0.45%	$20	0.38%	0.60%	2.85%	10%
Short Duration Municipal Fund
CLASS Y@
2015	$10.04	$0.02	$(0.01)	$0.01	$(0.01)	$—	$(0.01)	$10.04	0.11%	$20	0.38%	0.52%	0.52%	37%
Tax-Advantaged Income Fund
CLASS Y@
2015	$10.14	$0.17	$(0.17)	$—	$(0.14)	$—	$(0.14)	$10.00	(0.05)%	$8,986	0.61%	1.33%	4.94%	22%

@ Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.

* Per share calculations were performed using average shares.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2015 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-183 (12/15)

SEIC.COM

STATEMENT OF ADDITIONAL INFORMATION

SEI TAX EXEMPT TRUST

Class A Shares  Class Y Shares

Intermediate-Term Municipal Fund (SEIMX)
Short Duration Municipal Fund (SUMAX)
California Municipal Bond Fund (SBDAX)
Massachusetts Municipal Bond Fund (SMAAX)
New Jersey Municipal Bond Fund (SENJX)
New York Municipal Bond Fund (SENYX)
Pennsylvania Municipal Bond Fund (SEPAX)
Tax-Advantaged Income Fund (SEATX)
Institutional Tax Free Fund (TXWXX)
Tax Free Fund (TXEXX)
Intermediate-Term Municipal Fund (SINYX)
Short Duration Municipal Fund (SHYMX)
California Municipal Bond Fund (SCYYX)
Massachusetts Municipal Bond Fund (SMSYX)
New Jersey Municipal Bond Fund (SNJYX)
New York Municipal Bond Fund (SNYYX)
Pennsylvania Municipal Bond Fund (SPAYX)
Tax-Advantaged Income Fund (STAYX)

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Advisers:

BofA Advisors, LLC
Delaware Investments Fund Advisers, a series of
  Delaware Management Business Trust
Neuberger Berman Investment Advisers LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.
Standish Mellon Asset Management Company LLC
Wells Capital Management Incorporated

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to Class A shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund; Class A shares of the Institutional Tax Free Fund; Class A shares of the Tax Free Fund; and Class Y Shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund (the "Prospectuses"), each dated December 31, 2015. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended August 31, 2015, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are herein incorporated by reference from the Trust's 2015 Annual Report. A copy of the 2015 Annual Report must accompany the delivery of this Statement of Additional Information.

December 31, 2015

SEI-F-043 (12/15)

TABLE OF CONTENTS

THE TRUST	S-1
INVESTMENT OBJECTIVES AND POLICIES	S-1
INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS	S-9
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-10
California Investment	S-10
Commercial Paper	S-10
Equity Securities	S-10
Fixed Income Securities	S-11
Futures Contracts and Options on Futures Contracts	S-13
Illiquid Securities	S-15
Interfund Lending and Borrowing Arrangements	S-15
Investment Companies	S-16
Massachusetts Investment	S-16
Municipal Securities	S-16
New Jersey Investment	S-17
New York Investment	S-18
Non-Diversification	S-18
Non-Publicly Traded Securities and Private Placements	S-18
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-18
Pennsylvania Investment	S-19
Puerto Rico Investment	S-19
Regulatory Changes (Volcker Rule)	S-19
Regulatory Risk	S-20
Repurchase Agreements	S-20
Restricted Securities	S-21
Risks of Cyber Attacks	S-21
Standby Commitments and Put Transactions	S-22
Swaps, Caps, Floors, Collars and Swaptions	S-22
U.S. Government Securities	S-24
Variable and Floating Rate Instruments	S-25
When-Issued and Delayed Delivery Securities	S-25
INVESTMENT LIMITATIONS	S-25
STATE SPECIFIC DISCLOSURE	S-30
THE ADMINISTRATOR AND TRANSFER AGENT	S-33
THE ADVISER AND SUB-ADVISERS	S-34
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-51
TRUSTEES AND OFFICERS OF THE TRUST	S-53
PROXY VOTING POLICIES AND PROCEDURES	S-60
DETERMINATION OF NET ASSET VALUE	S-61
PURCHASE AND REDEMPTION OF SHARES	S-62
TAXES	S-63
PORTFOLIO TRANSACTIONS	S-71
PORTFOLIO TURNOVER	S-74
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-74
DESCRIPTION OF SHARES	S-75
LIMITATION OF TRUSTEES' LIABILITY	S-75
CODES OF ETHICS	S-75
VOTING	S-76
SHAREHOLDER LIABILITY	S-76
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-76
CUSTODIAN	S-80
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-80
LEGAL COUNSEL	S-80
APPENDIX A—DESCRIPTION OF RATINGS	A-1

December 31, 2015

THE TRUST

General. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. Shareholders may purchase shares in certain funds through separate classes. Various share classes may be offered, which provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, distribution fees, dividends and certain voting rights. Except for differences among the classes pertaining to various expenses, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

This Statement of Additional Information ("SAI") relates to the following funds: Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds (each, a "Fund" and collectively, the "Funds"), including any different classes of the Funds. Except for differences between the Class A and Class Y shares of any Fund pertaining to distribution, shareholder servicing and administrative servicing plans, transfer agency costs or other related class expenses and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

INVESTMENT OBJECTIVES AND POLICIES

INTERMEDIATE-TERM MUNICIPAL FUND—The Fund's investment objective is to seek the highest level of income exempt from federal income tax as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper, based upon opinions from bond counsel for the issuers. The issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax-exempt securities considered appropriate by the Fund's investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser"), or the Fund's investment sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") are not available for purchase.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio and, in doing so, may invest up to 5% of the Fund's assets in closed-end bond funds. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by Standard and Poor's Rating Group ("S&P") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or

Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in lower-rated or non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) or unrated municipal securities determined to be of comparable credit quality. SIMC may also directly invest up to 5% of the Fund's assets in municipal closed-end bond funds. The Fund may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in: (a) municipal securities whose issuers are located in the same state; or (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: (i) public housing authorities; (ii) general obligations of states and localities; (iii) state and local housing finance authorities; or (iv) municipal utilities systems.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Advisers determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

SHORT DURATION MUNICIPAL FUND—The Fund's investment objective is to seek a high level of income exempt from federal income taxes consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper, based upon opinions from bond counsel for the issuers. The issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its assets in debt securities subject to federal income tax and the alternative minimum tax. The Fund may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund uses one or more Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal securities, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's Sub-Advisers: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Advisers, as applicable, will review the situation and take appropriate action with regard to the securities.

The Fund also may invest in other securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

CALIFORNIA MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes ("California Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income tax. California Securities constitute municipal obligations of the State of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and, may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

MASSACHUSETTS MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and Massachusetts state income taxes ("Massachusetts Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and, may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW JERSEY MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and New Jersey state income taxes ("New Jersey Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and, may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW YORK MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and New York state and city income taxes ("New York Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average-weighted maturity of less than three years.

PENNSYLVANIA MUNICIPAL BOND FUND—The Fund's investment objective is to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and Pennsylvania state income taxes ("Pennsylvania Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income tax. Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

INSTITUTIONAL TAX FREE FUND—The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal money market securities that pay interest that is exempt from federal income taxes, based on the opinion of bond counsel; and (ii) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Such municipal money market securities may include, but are not limited to, municipal notes, commercial paper and variable rate demand notes. The Fund invests in U.S. dollar-denominated municipal securities of state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, commercial paper, variable rate demand notes and industrial development bonds. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. The Fund may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser seeks to purchase liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act")) that offer competitive yields and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund may purchase municipal bonds, municipal notes, commercial paper, variable rate demand notes and industrial development bonds, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: (i) public housing authorities; (ii) general obligations of states and localities; (iii) state and local housing finance authorities; or (iv) municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" below for additional information about the Fund's investment policies.

TAX FREE FUND—The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal money market securities that (i) pay interest that is exempt from federal income taxes, based on opinions from bond counsel, and (ii) the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund invests in U.S. dollar-denominated municipal securities of state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, commercial paper, industrial development bonds and variable rate demand notes. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. The Fund may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser seeks to purchase liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the 1940 Act) that offer competitive yields and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: (i) public housing authorities; (ii) general obligations of states and localities; (iii) state and local housing finance authorities; or (iv) municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" below for additional information about the Fund's investment policies.

TAX-ADVANTAGED INCOME FUND—The Fund's investment objective is to provide the highest level of income possible in a tax efficient manner. There can be no assurance that the Fund will achieve its investment objective.

The Fund will invest, under normal circumstances, at least 50% of its assets in municipal securities, such as bonds, that pay interest that is exempt from federal income taxes, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities. The Fund may also invest in securities whose interest is subject to the alternative minimum tax. To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable tax treatment, such as dividends that are treated as qualified dividend income and the dividend received deduction (in each instance, provided certain requirements and holding periods are satisfied).

The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. In addition, the Fund may invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and other private placements, debt securities subject to federal income tax, common stock and open and closed-end funds. Up to 5% of the Fund's assets may be invested in municipal closed-end bond funds. While a portion of the Fund may invest in securities other than municipal securities, the Fund will seek to purchase securities that enjoy preferential tax treatment. The Fund may also invest, to a limited extent, in interest rate swaps and futures contracts in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

Each Sub-Adviser and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC will strive to maintain a duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

The Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS

The Institutional Tax Free and Tax Free Funds (the "Money Market Funds") intend to comply with the requirements of Rule 2a-7 under the 1940 Act. These requirements currently provide that the Money Market Funds must limit their investments to securities with remaining maturities of 397 days or less (as calculated per Rule 2a-7) and must maintain a dollar-weighted average maturity of 60 days or less. The Money Market Funds must also maintain a weighted average life maturity of 120 days or less. In addition, the Money Market Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by SIMC or the Money Market Fund's Sub-Adviser, as applicable, to be of equivalent quality. Since the Money Market Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Money Market Funds and affect their share price.

Securities rated in the highest rating category (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined to be of comparable quality) are considered "first tier" securities. Eligible securities rated in the second highest rating category (e.g., A-2 by S&P) (or, if unrated, determined to be of comparable quality) are considered "second tier" securities. Investments in second tier securities are subject to the further constraints under Rule 2a-7 that: (i) no more than 3% of a Money Market Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to 1/2 of 1%, each percentage limitation measured at the time of the acquisition of the security.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or the Fund's Sub-Adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or the Fund's Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

CALIFORNIA INVESTMENT—Each of the California Municipal Bond and Tax-Advantaged Income Funds' performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes, which could impair an issuer's ability to pay principal and/or interest on its obligations.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which the Tax-Advantaged Income Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.

The current interest rates on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO or, if not rated, are determined to be of comparable quality by SIMC or the Fund's Sub-Adviser, as applicable (see "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody's or BBB- or higher by S&P are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, SIMC or the Fund's Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the security.

Lower-Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for a Fund to sell these securities or, a Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating a Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

A Fund may use also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by the Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by the Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and are therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act or the National Futures Association. A Fund may use futures contracts and related options for either hedging, risk management or other purposes, as permitted by its respective stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund's coverage requirements.

A Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures contracts, including those discussed in the Prospectus, as well as the following: (i) the success of a hedging strategy may depend on SIMC's or the Fund's Sub-Adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (each member, a "Trustee" and collectively, the "Trustees" or the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, SIMC or the Fund's Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining liquidity, SIMC or the Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Generally, the federal securities laws limit the extent to which investment companies can invest in securities of other investment companies subject to certain statutory, regulatory and other exceptions. For example, an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory and other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by rule 12d-1), in excess of the limits of Section 12d(1)(A) of the 1940 Act. A fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes, including as discussed in the "Securities Lending" section below, and to serve as collateral for derivatives positions. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations.

A Fund may invest in investment companies managed by SIMC or the Fund's Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

MASSACHUSETTS INVESTMENT—The Massachusetts Municipal Bond Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. The Funds may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal leases. Information regarding illiquid securities is provided under the section "Illiquid Securities" above.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

SIMC and/or the Sub-Adviser, as applicable, relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a Fund. SIMC, the Sub-Advisers and the Funds do not guarantee this opinion is correct, and there is no assurance that the Internal Revenue Service ("IRS") will agree with such counsel's opinion.

NEW JERSEY INVESTMENT—The New Jersey Municipal Bond Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

NEW YORK INVESTMENT—Each of the New York Municipal Bond and Tax-Advantaged Income Funds' performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

NON-DIVERSIFICATION—The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds are non-diversified investment companies as defined in the 1940 Act, which means that a relatively high percentage of each Fund's assets may be invested in the obligations of a limited number of issuers. The value of shares of each Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. However, each of the aforementioned Funds intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which generally requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS—The Tax-Advantaged Income Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include unfavorable future political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

PENNSYLVANIA INVESTMENT—The Pennsylvania Municipal Bond Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

PUERTO RICO INVESTMENT—To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

REGULATORY CHANGES (VOLCKER RULE)—In December 2013 five U.S. federal agencies issued final regulations to jointly implement Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). The Dodd-Frank Act was signed into law on July 21, 2010. Section 619 of the Dodd-Frank Act added a new Section 13 to the Bank-Holding Company Act (the "BHCA"). Section 13 of the BHCA, together with the jointly-implemented regulations required by Section 619 of the Dodd-Frank

Act are commonly referred to as the "Volcker Rule." The Volcker Rule generally prohibits banking entities from (i) engaging in short-term proprietary trading of securities, derivatives, commodity futures and options on these instruments for their own account, and (ii) owning, sponsoring, or having certain relationships with hedge funds or private equity funds (which are referred to as "covered funds" by the Volcker Rule). However, certain exemptions and exclusions are available under the Volcker Rule for certain activities of banking entities, including, but not limited to, market making, underwriting, hedging, trading in certain government obligations, and organizing and offering a hedge fund or private equity fund, subject to the various provisions and requirements set forth in the Volcker Rule. The implementing rules for the Volcker Rule became effective on April 1, 2014, although the Federal Reserve Board extended the conformance period for banking entities until July 21, 2015.

The Volcker Rule is expected to significantly affect the structure of and market for tender-option bonds. Tender-option bonds are the municipal securities market's equivalent to repurchase agreements and currently represent approximately $75 billion of the roughly $3.5-4 trillion municipal securities market. A tender-option bond is a type of variable-rate demand note typically issued by a city, state, or municipal government entity where a long-term bond is placed into a trust and floating-rate securities are created from the trust with a coupon rate that resets every 1-7 days. Tender-option bonds also typically have a liquidity feature that allows them to be tendered on a 1-5 business day settlement.

Currently, banking entities and other institutional investors, such as hedge funds, frequently use short-term borrowings from a tender-option bond transaction to finance the purchase of long-term investments in municipal bonds in the hope that the banking entity will earn a greater rate of return from the long-term municipal bond than the interest rate paid to the tender-option bond lender. As currently structured, tender-option bonds typically fall within the definition of "covered fund" because such securitizations usually rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act to avoid registration as investment companies. Accordingly, banking entities subject to the Volcker Rule are substantially limited from transacting in the tender-option bond market, unless an exemption to the general prohibitions of the Volcker Rule applies. This could have the effect of reducing trading and decreasing the issuances of new tender-option bonds, which could result in increased financing fees for municipal issuers and subsequently impact the municipal securities market. In addition, fewer issuances of tender-option bonds would reduce the universe of potential investments for money market mutual funds and certain municipal bond funds, which invest significantly in tender-option bonds. To comply with the Volcker Rule, banking entities may also determine to divest themselves of assets currently held, which could result in further market volatility. Industry trade groups have indicated that a disruption in the market for tender-option bonds could substantially disrupt the municipal securities market. Efforts undertaken by banking entities to comply with the Volcker Rule could result in reduced liquidity and increased price volatility in the markets for municipal securities, which could affect the volatility of a Fund's value.

REGULATORY RISK—The SEC recently adopted changes to the regulations governing money market mutual funds, such as the Funds. As a result of these changes, money market mutual funds will be required to trade at a floating net asset value instead of a stable $1.00 net asset per share, unless they either limit their portfolios to investments in cash, government securities and fully collateralized repurchase agreements or limit their shareholders to natural persons. Certain money market mutual funds will also be required to consider taking certain protective actions if their weekly liquid assets fall below a certain percentage of their total assets. Such protective actions may include imposing liquidity fees on redeeming shareholders or temporarily imposing a gate on redemptions entirely. The new regulations will also require the Funds to undertake additional stress testing of their portfolios and enhance certain disclosures on their website, offering documents and marketing materials. Most of these changes do not go into effect until October 2016. Nonetheless, as the compliance date for these new regulations approaches, the Funds may incur certain compliance and operating costs.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements.

These procedures include effecting repurchase transactions only with large, well-capitalized and well established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. If the Money Market Funds decide to "look through" a repurchase agreement counterparty issuer to the underlying collateral for diversification purposes, the collateral posted by the counterparty will be required to be cash items or U.S. Government securities. Further, the Money Market Funds will evaluate the creditworthiness of the counterparty before "look through" treatment. Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund may enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or the Fund's Sub-Adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the 1933 Act, or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by SIMC or the Fund's Sub-Advisers pursuant to guidelines adopted by the Board. Under these guidelines, SIMC or the Tax-Advantaged Income Fund's Sub-Advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC or the Fund's Sub-Advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) and commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act.

RISKS OF CYBER ATTACKS—As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting a Fund, SIMC or any of the Sub-Advisers, the Fund's distributor, custodian, transfer agent, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its net asset values, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

STANDBY COMMITMENTS AND PUT TRANSACTIONS—The Funds may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions that SIMC or the Sub-Adviser, as applicable, believes present minimum credit risks, and SIMC or the Sub-Adviser, as applicable, would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Intermediate-Term Municipal and Pennsylvania Municipal Bonds Funds will consider "maturity" to be the first date on which they have the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are centrally-cleared or over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indexes. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks, including settlement risk, non-business day risk, the risk that trading hours may not align, and the risk of market disruptions and restrictions due to government action or other factors.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Certain Funds may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, a Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by a Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly. For example, credit default swaps would increase credit risk by providing a Fund with exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap. Credit default swaps may in some cases be illiquid. Furthermore, the definition of a "credit event" triggering the seller's payment obligations obligation under a credit default swap may not encompass all of the circumstances in which the buyer may suffer credit-related losses on an obligation of a referenced entity.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness, in addition to other risks discussed in this SAI and in the Prospectuses. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that SIMC or the Sub-Adviser, as applicable, believes to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("GNMA"), the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indexes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value of these securities at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or the Sub-Adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, except the Tax-Advantaged Income Fund, that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting if more than 50%

of the total outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's total outstanding shares, whichever is less.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following investment limitations are fundamental policies of the Tax-Advantaged Income Fund that cannot be changed without the consent of the holders of a majority of the outstanding shares of the Fund.

The Fund may not:

  1.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds. These non-fundamental policies may be changed by the Board without shareholder approval.

A Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase securities that are not readily marketable if, in the aggregate, more than 15% of the Fund's total assets would be invested in such securities as a result of such purchase.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  6.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  8.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The following non-fundamental policies apply to the Tax Free, Institutional Tax Free, Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds. These non-fundamental policies may be changed by the Board without shareholder approval. It is a non-fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this SAI and in their respective prospectuses.

A Fund may not:

  1.  With respect to 75% of its assets, (i) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer. This policy shall not apply to the Tax Free and Institutional Tax Free Funds.

  2.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of the investment) would be invested in the securities of such issuer; provided, however, that each Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act. This policy shall not apply to the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds.

  3.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  4.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  5.  Purchase securities of other investment companies, except that the Fund may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  6.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 15% of the Intermediate-Term Municipal Fund's net assets or 5% of the Pennsylvania Municipal Bond Fund's net assets.

  7.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  8.  Invest in companies for the purpose of exercising control.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  10.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  11.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by rule, regulation or order of the SEC.

  12.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by this SAI.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund may not invest in oil, gas or mineral leases.

  14.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories). For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board without approval of a majority of Fund shareholders.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

  8.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate to the extent permitted by the 1940 Act. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

STATE SPECIFIC DISCLOSURE

The following are brief summaries of state risk factors associated with investing in municipal debt obligations of California, Massachusetts, New Jersey, New York and Pennsylvania issuers. It does not represent a complete analysis of every risk factor that may affect debt obligations of these issuers, and information provided herein is subject to change rapidly, substantially, and without notice and may not be current. This summary is based on a sampling of documents from public sources. The Funds have not independently verified this information and have no obligation to update it during the year.

Special Considerations Relating to California Municipal Securities

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by: (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions; (2) a wide variety of California laws and regulations; and (3) the general financial condition of the State of California.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the California Municipal Bond Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

California Risk Factors. The California Municipal Bond Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of California obligations than a mutual fund that does not have as great a concentration in California municipal obligations. An investment in the Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the state, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to Massachusetts Municipal Securities

Massachusetts Risk Factors. The Massachusetts Municipal Bond Fund will have considerable investments in Massachusetts municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Massachusetts obligations than a mutual fund that does not have as great a concentration in Massachusetts municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to New Jersey Municipal Securities

New Jersey Risk Factors. The New Jersey Municipal Bond Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of New Jersey obligations than a mutual fund that does not have as great a concentration in New Jersey municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the state of New Jersey. For example, financial difficulties of the state, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to New York Municipal Securities

Revenues and Expenditures. New York's governmental funds receive a majority of their revenues from taxes levied by the state. Investment income, fees and assessments, abandoned property collections and other varied sources supply the balance of the receipts for these funds. New York's major expenditures are grants to local governments.

New York Risk Factors. The New York Municipal Bond Fund's concentration in investments in New York municipal securities involves greater risk than if its investments were more diversified. These risks result from: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York; and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York and to the financial condition of the State, its public authorities and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

New York City. The fiscal health of the state is closely related to the fiscal health of its localities, particularly New York City, which has required significant financial assistance from the state in the recent past.

Special Considerations Relating to Pennsylvania Municipal Securities

Revenues and Expenditures. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the Pennsylvania General Fund and for certain special revenue funds that represent the majority of expenditures of the Commonwealth. Pennsylvania's governmental funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds.

Pennsylvania Risk Factors. The Pennsylvania Municipal Bond Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund that does not have as great a concentration in Pennsylvania municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors that may affect the Fund.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

Special Considerations Relating to Puerto Rico Municipal Securities

Certain of the Funds may have considerable investments in Puerto Pico municipal obligations. As a result, these Funds will be more susceptible to factors that adversely affect issuers of Puerto Rico obligations than a mutual fund that does not have as great an investment in Puerto Rico municipal obligations.

An investment in a Fund with considerable investments in Puerto Rico municipal obligations will be affected by the many factors that affect the financial condition of the Commonwealth of Puerto Rico. For example, financial difficulties of Puerto Rico and its municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Funds.

Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance.

The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

General Considerations Relating to State Specific Municipal Securities

With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state's legislature in regards to the state's personal income tax status of interest on such obligations or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of a state's municipal securities for investment by a Fund and the value of a Fund's investments.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including affiliates, who provide such services. Such services generally include, but are not limited to:

•  maintaining books and records related to a Fund cash and position reconciliations, and portfolio transactions;

•  preparation of financial statements and other reports for the Funds;

•  calculating the net asset value of the Funds in accordance with the Funds' valuation policies and procedures;

•  tracking income and expense accruals and processing disbursements to vendors and service providers;

•  providing performance, financial and expense information for registration statements and board materials;

•  providing certain tax monitoring and reporting;

•  providing space, equipment, personnel and facilities;

•  maintaining share transfer records;

•  reviewing account opening documents and subscription and redemption requests;

•  calculating and distributing required ordinary income and capital gains distributions; and

•  providing anti-money laundering program services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (ii) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee
Intermediate-Term Municipal Fund	0.24%
Short Duration Municipal Fund	0.24%
California Municipal Bond Fund	0.24%
Massachusetts Municipal Bond Fund	0.24%
New Jersey Municipal Bond Fund	0.24%
New York Municipal Bond Fund	0.24%
Pennsylvania Municipal Bond Fund	0.20%
Tax-Advantaged Income Fund	0.30%
Institutional Tax Free Fund	0.30%
Tax Free Fund	0.30%

For the fiscal years ended August 31, 2013, 2014 and 2015, the following table shows: (i) the dollar amount of fees paid by each Fund to the Administrator; and (ii) the dollar amount of the Administrator's voluntary fee waiver for each Fund:

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2013	2014	2015	2013	2014	2015
Intermediate-Term Municipal Fund	$2,519	$2,870	$3,396	$0	$0	$652
Short Duration Municipal Fund	$2,121	$2,557	$2,999	$0	$0	$593
California Municipal Bond Fund	$473	$549	$637	$0	$0	$99
Massachusetts Municipal Bond Fund	$100	$110	$129	$0	$0	$20
New Jersey Municipal Bond Fund	$192	$217	$243	$0	$0	$41
New York Municipal Bond Fund	$283	$331	$376	$0	$0	$58
Pennsylvania Municipal Bond Fund	$190	$225	$245	$95	$113	$106
Tax-Advantaged Income Fund	$1,808	$2,322	$2,686	$105	$145	$1
Institutional Tax Free Fund	$3,605	$3,474	$3,270	$2,816	$3,320	$3,270
Tax Free Fund	$2,370	$3,180	$2,986	$1,811	$3,056	$2,986

THE ADVISER AND SUB-ADVISERS

General. SIMC serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC has approximately $157.53 billion in assets under management as of September 30, 2015.

Manager of Managers Structure. SIMC is the investment adviser to the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their Sub-Advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers also are responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the Sub-Advisers, monitors and evaluates the Sub-Advisers' performance and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds, 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund and 0.50% of the average daily net assets of the Tax-Advantaged Income Fund. For its advisory services to the Institutional Tax Free and Tax Free Funds, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the first $500 million, 0.04% on the next $500 million and 0.03% thereafter, calculated by aggregating the assets of the Tax Free and Institutional Tax Free Funds and applying this fee schedule and then allocating the fee to each of these Funds based upon its relative net assets. SIMC pays the Sub-Advisers out its investment advisory fees.

The Sub-Advisers.

BofA ADVISORS, LLC ("BofA"), a Delaware limited liability company with principal offices at 100 Federal Street Boston, Massachusetts 02110, serves as the Sub-Adviser to the Tax Free and Institutional Tax Free Funds. BofA is a wholly owned subsidiary of BofA Global Capital Management Group, LLC, which is an asset management division of Bank of America Corporation. BofA may use the research and other expertise of its affiliates and third parties in managing the Tax Free and Institutional Tax Free Funds' investments.

BofA is an indirect, wholly owned nonbank subsidiary of Bank of America Corporation, a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of BofA, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. Regulatory restrictions applicable to BofA and its affiliates may limit BofA's investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a limitation on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, BofA and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if clients desired to buy a security issued by a company for which BofA or its affiliates served as underwriter. The internal policies and procedures of BofA and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict a client's investment activities. A client not advised by BofA and its affiliates would not be subject to many of these restrictions.

DELAWARE INVESTMENTS FUND ADVISERS, A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST—Delaware Investments Fund Advisers ("DIFA"), a series of Delaware Management Business Trust ("DMBT"), serves as a Sub-Adviser to a portion of the assets of the Intermediate-Term Municipal Fund. Sub-advisory services were transitioned from Delaware Management Company ("DMC") to DIFA, an affiliate of DMC and a series of DMBT, in May 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. ("DMHI"). DMHI is a subsidiary and subject to the ultimate control of Macquarie Group, Limited ("Macquarie"). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries. Investments in the Intermediate-Term Municipal Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Intermediate-Term Municipal Fund, the repayment of capital from the Intermediate-Term Municipal Fund or any particular rate of return.

NEUBERGER BERMAN INVESTMENT ADVISERS LLC—Neuberger Berman Investment Advisers LLC ("NBIA") serves as Sub-Adviser to the Short Duration Municipal Fund. NBIA is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC ("Neuberger Berman"). Prior to January 1, 2016, Neuberger Berman Fixed Income LLC ("NBFI") served as sub-adviser to the Short Duration Municipal Fund. Pursuant to an internal consolidation project at Neuberger Berman, effective January 1, 2016, NBFI changed its name to NBIA.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC—Pacific Investment Management Company LLC ("PIMCO") serves as a Sub-Adviser to a portion of the assets of the Tax-Advantaged Income Fund. PIMCO is a majority—owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

SPECTRUM ASSET MANAGEMENT, INC.—Spectrum Asset Management, Inc. ("Spectrum") serves as a Sub-Adviser to a portion of the assets of the Tax-Advantaged Income Fund. Spectrum, a Connecticut corporation, was founded in 1987. Spectrum is a wholly owned affiliate of Principal Global Investors.

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC—Standish Mellon Asset Management Company LLC ("Standish") serves as Sub-Adviser to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. Standish is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

WELLS CAPITAL MANAGEMENT INCORPORATED—Wells Capital Management Incorporated ("WellsCap'') serves as a Sub-Adviser to a portion of the assets of the Short Duration Municipal Fund. WellsCap became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981.

Advisory and Sub-Advisory Agreements with the Trust. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

Each Investment Advisory Agreement provides that SIMC or the Fund's Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Fund's Sub-Adviser, as applicable, or by SIMC or the Fund's Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For the fiscal years ended August 31, 2013, 2014 and 2015 the following table shows: (i) the dollar amount of fees paid to SIMC; and (ii) the dollar amount of SIMC's voluntary fee waiver for each Fund.

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2013	2014	2015	2013	2014	2015
Intermediate-Term Municipal Fund	$3,464	$3,946	$4,669	$515	$583	$2,425
Short Duration Municipal Fund	$2,916	$3,516	$4,124	$512	$623	$2,136
California Municipal Bond Fund	$650	$747	$876	$37	$105	$294
Massachusetts Municipal Bond Fund	$137	$152	$177	$25	$28	$45
New Jersey Municipal Bond Fund	$263	$298	$338	$15	$44	$109
New York Municipal Bond Fund	$390	$455	$517	$71	$83	$173
Pennsylvania Municipal Bond Fund	$333	$394	$428	$76	$90	$122
Tax-Advantaged Income Fund	$2,583	$3,317	$4,423	$219	$285	$1,980
Institutional Tax Free Fund	$401	$386	$430	$0	$0	$189
Tax Free Fund	$263	$353	$392	$0	$0	$35

For the fiscal years ended August 31, 2013, 2014 and 2015, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers.

	Fees Paid (000)			Fees Waived (000)
Fund	2013	2014	2015	2013	2014	2015
Intermediate-Term Municipal Fund	$1,373	$1,569	$1,862	$0	$0	$0
Short Duration Municipal Fund	$1,077	$1,294	$1,528	$0	$0	$0
California Municipal Bond Fund	$317	$299	$319	$0	$0	$0
Massachusetts Municipal Bond Fund	$50	$55	$64	$0	$0	$0
New Jersey Municipal Bond Fund	$128	$118	$121	$0	$0	$0
New York Municipal Bond Fund	$141	$165	$187	$0	$0	$0
Pennsylvania Municipal Bond Fund	$114	$136	$147	$0	$0	$0
Tax-Advantaged Income Fund	$1,589	$2,037	$2,702	$0	$0	$0
Institutional Tax Free Fund	$366	$289	$319	$0	$0	$0
Tax Free Fund	$240	$265	$292	$0	$0	$0

Portfolio Management.

SIMC

Compensation. SIMC compensates each portfolio manager for his or her management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Portfolio manager compensation is a combination of both Fund performance and SEI/Company performance. A majority of each portfolio manager's compensation is determined by the performance of the Funds for which the portfolio manager is responsible for over both a short-term and long-term time horizon. A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Other Accounts. As of November 30, 2015, in addition to the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in billions)
Richard A. Bamford	25	$28.62	2	$0.616	0	$0
Erin Garrett	16	$25.01	2	$0.616	0	$0

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of registered investment companies other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds' investments. The other accounts might have similar investment objectives as the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds.

While the portfolio managers' management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds. Because of their positions with the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds, the portfolio managers know the size, timing and possible market impact of Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal

Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds, such an approach might not be suitable for the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds given their investment objectives and related restrictions.

DIFA

Compensation. SIMC pays DIFA a fee based on the assets under management of the Intermediate-Term Municipal Fund as set forth in an investment sub-advisory agreement between DIFA and SIMC. DIFA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Intermediate-Term Municipal Fund. The following information relates to the period ended August 31, 2015.

Base Salary—Each portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus—An objective component is added to the bonus for the manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles and managed separate accounts. For investment companies, each manager is compensated according to the Fund's Lipper or Morningstar peer group percentile ranking on a one, three, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts, the portfolio manager is compensated according to the composite percentile ranking against the eVestment Alliance and Callan Associates databases (or similar sources of relative performance data) on a one, three, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan—Portfolio managers may be awarded incentive unit awards ("Awards") relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the "Plan") adopted on November 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan—A portion of the portfolio manager's retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan—A portion of the portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan ("MEREP"), which is used to deliver remuneration in the form of Macquarie Group Limited ("Macquarie") equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation—Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of August 31, 2015, the portfolio managers did not beneficially own any shares of the Intermediate-Term Municipal Fund.

Other Accounts. As of August 31, 2015, in addition to the Intermediate-Term Municipal Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph R. Baxter	16	$4,593	0	$0	43	$3,160
Stephen J. Czepiel	16	$4,593	0	$0	40	$3,160
Gregory A. Gizzi	21	$4,593	1	$25.77	47	$3,244

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Intermediate-Term Municipal Fund and the investment action for each other fund or account and the Intermediate-Term Municipal Fund may differ. For example, one account or fund may be selling a security, while another account or fund maybe purchasing or holding the same security. As a result, transactions executed for one account and the Intermediate-Term Municipal Fund may adversely affect the value of securities held by another fund or account. Additionally, the management of multiple other funds or accounts and the Intermediate-Term Municipal Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Intermediate-Term Municipal Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DIFA has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While DIFA's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

NBIA

Compensation. SIMC pays NBIA a fee based on the assets under management of the Short Duration Municipal Fund as set forth in an investment sub-advisory agreement between NBIA and SIMC. NBIA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal Fund. The following information relates to the period ended August 31, 2015.

Portfolio Manager Compensation Structure

Neuberger Berman's philosophy is one that focuses on rewarding performance and incentivizing its employees. The firm considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance. It is the firm's foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on fixed income portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a "bonus pool" made available to the fixed income portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within fixed income portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to the firm's success in retaining employees.

The terms of Neuberger Berman's long-term retention incentives are as follows:

•  Employee-Owned Equity. An integral part of Neuberger Berman's management buyout in 2009 was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the equity units owned by all employees. These units were subject to vesting (generally 25% vested each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of the Contingent Compensation Program (vesting over 3 years). For 2017 (and in some cases 2016), the Contingent Compensation Program will allow eligible employees to elect to receive 50% of deferred compensation in the form of vested equity. Eligible employees who have represented that they have sufficient direct investments in Neuberger Berman strategies in their private accounts (typically, 50% of their average three year-year compensation) can elect to receive up to 100% of deferred compensation in the form of vested equity.

Further, employees may have purchased vested equity through a Capital Units Election Program offering—we anticipate a similar offering in the first quarter of 2016 through which eligible employees will be able to purchase equity, subject to allocation capacity and program terms and conditions.

In implementing these programs, Neuberger Berman has established additional ways to expand employee-owned equity while also insuring that it continues to align the interests of employees with the interests of clients.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•  Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of employees with the success of the firm and the interests of clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, certain CCP Participants may make an election to receive a portion of their contingent compensation in the form of equity, subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent compensation amounts vest over three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•  Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Ownership of Fund Shares. As of August 31, 2015, NBIA's portfolio managers for the Fund did not beneficially own any shares of the Short Duration Municipal Fund.

Other Accounts. As of August 31, 2015, in addition to the Short Duration Municipal Fund, NBIA's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kristian J. Lind	0	$0	3	$80	144	$1,228
William J. Furrer	0	$0	3	$80	144	$1,228

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. NBIA's portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations insurance companies, foundations, endowments, trusts and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager's management of the investments in the Short Duration Municipal Fund and the management of other accounts. As a result, NBIA and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Short Duration Municipal Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Short Duration Municipal Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Short Duration Municipal Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take active positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positioning may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging and client direction. NBIA has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. NBIA will frequently aggregate trades (both buys and sells) for a client with NBIA clients when it is determined that such aggregation should result in a more favorable trade execution for such client. NBIA has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. NBIA's trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or is allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by NBIA may differ depending upon a number of factors, including, but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, NBIA, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

PIMCO

Compensation. SIMC pays PIMCO a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between PIMCO and SIMC. PIMCO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2015.

Portfolio Manager Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Key Principles on Compensation Philosophy include:

•  PIMCO's pay practices are designed to attract and retain high performers.

•  PIMCO's pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.

•  PIMCO's goal is to ensure key professionals are aligned to PIMCO's long-term success through equity participation.

•  PIMCO's "Discern and Differentiate" discipline is exercised where individual performance rating is used for guidance as it relates to total compensation levels.

The Total Compensation Plan consists of three components:

•  Base Salary—Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•  Performance Bonus—Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

•  Long-term Incentive Compensation—Long Term Incentive Plan (LTIP) is awarded to a broad set of senior level professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and long-term incentive awards. PIMCO incorporates a progressive allocation of long-term incentive awards as a percentage of total compensation, which is in line with market practices.

?  The LTIP provides participants with cash awards that appreciate or depreciate based on PIMCO's operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO's success.

Participation in LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•  Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•  Amount and nature of assets managed by the portfolio manager;

•  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•  Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•  Contributions to asset retention, gathering and client satisfaction;

•  Contributions to mentoring, coaching and/or supervising; and

•  Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual's overall contribution to the firm.

Ownership of Fund Shares. As of August 31, 2015, PIMCO's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2015, in addition to the Tax-Advantaged Income Fund, PIMCO's portfolio managers were responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph Deane	40	$4,462.18	0	$0	11	$1,114.77
David Hammer	18	$4,206.70	0	$0	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager's management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO's other business activities and PIMCO's possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund. Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Fund or other accounts managed by PIMCO and PIMCO's affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Fund or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Fund or other accounts managed by PIMCO.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or the Fund or other accounts may result in the fund not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund's investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer's capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund's investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. Moreover, the Fund or other account managed by PIMCO may invest in a transaction in which the Fund or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. The Fund or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

Spectrum

Compensation. SIMC pays Spectrum a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between Spectrum and SIMC. Spectrum pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2015.

The structure and method used to determine the compensation of Spectrum Asset Management's portfolio managers is as follows. All Spectrum portfolio managers are paid a base salary and discretionary bonus. Salaries are established based on a benchmark of national salary levels of relevant asset management firms, taking into account each portfolio manager's position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service and contribution to the overall functioning of the organization. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.

The discretionary bonus component is variable and may represent a significant proportion of an individual's total annual compensation. Discretionary bonuses are determined quarterly and are based on methodology used by senior management that takes into consideration several factors, including, but not necessarily limited to, those listed below:

•  Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets ("AUM"), although they are indirectly compensated as a result of an increase in AUM.)

•  Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually. (The relevant benchmark is a custom benchmark composed of 50% Merrill Lynch Preferred Stock—Fixed Rate Index and 50% Merrill Lynch US Capital Securities Index.

•  Contribution to client servicing

•  Compliance with firm and/or regulatory policies and procedures

•  Work ethic

•  Seniority and length of service

•  Contribution to overall functioning of organization

Total compensation is designed to be globally competitive and is evaluated annually relative to other top-tier asset management firms.

Ownership of Fund Shares. As of August 31, 2015, Spectrum's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2015, in addition to the Tax-Advantaged Income Fund, Spectrum's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mark A. Lieb	7	$8.341	32	$5.148	72	$5.405
L. Phillip Jacoby	7	$8.341	32	$5.148	72	$5.405
Manu Krishnan	7	$8.341	32	$5.148	72	$5.405
Roberto Giangregorio	7	$8.341	32	$5.148	72	$5.405
Fred Diaz	7	$8.341	32	$5.148	72	$5.405

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Spectrum's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Advantaged Income Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Tax-Advantaged Income Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. Spectrum does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Spectrum believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of Tax-Advantaged Income Fund trades. It is theoretically possible that Spectrum's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Tax-Advantaged Income Fund. However, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. A potential conflict of interest may arise as a result of Spectrum's portfolio managers' management of the Tax-Advantaged Income Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Tax-Advantaged Income Fund. This conflict of interest may be exacerbated to the extent that Spectrum or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Tax-Advantaged Income Fund. Notwithstanding this theoretical conflict of interest, it is Spectrum's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Spectrum's portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Tax-Advantaged Income Fund, such securities might not be suitable for the Tax-Advantaged Income Fund given its investment objectives and related restrictions.

Standish

Compensation. SIMC pays Standish a fee based on the assets under management of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds as set forth in investment sub-advisory agreements between Standish and SIMC. Standish pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The following information relates to the period ended August 31, 2015.

Standish, not the Funds, compensates the portfolio managers. The portfolio managers' compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term).

Funding for the Standish Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish's overall performance as opposed to the performance of a single product or group.

All investment professionals are eligible to receive incentive awards. Cash awards are payable in the February month-end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, investment vehicles (consisting of investments in a range of Standish Products) or a combination of the above.

Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one-year, three-year and five-year periods. Also considered in determining individual awards are team participation and general contributions to Standish. Individual objectives and goals are also established at the beginning of each calendar year and are taken into account.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon's Elective Deferred Compensation Plan.

Ownership of Fund Shares. As of August 31, 2015, the portfolio managers did not beneficially own any shares of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond or Pennsylvania Municipal Bond Funds.

Other Accounts. As of August 31, 2015, in addition to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Daniel Rabasco	13	$6.3	0	$0	12	$1.9
Jeffrey Burger, CFA	12	$4.9	1	$0.048	338	$1.2
Thomas Casey	10	$5.5	0	$0	294	$5.2
Daniel Barton, CFA	7	$2.4	0	$0	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. When one of Standish's portfolio managers is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Standish does not believe that any material conflicts are likely to arise out of the portfolio managers' responsibility for the management of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds as well as one or more other accounts. Standish has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. Standish has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of Standish generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Standish will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, a portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Standish receives a performance-based advisory fee, a portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance of specific accounts is not a factor in determining the portfolio managers' compensation.

A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if a portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. Standish imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Standish seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the Short Duration Municipal Fund as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal Fund. The following information relates to the period ended August 31, 2015.

The compensation structure for WellsCap's portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap utilizes investment management compensation surveys as confirmation).

Incentive bonuses are typically tied to relative investment performance of all accounts under the portfolio manager's management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. The benchmark(s) against which the performance of a fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of each fund's prospectus.

Ownership of Fund Shares. As of August 31, 2015, WellsCap's portfolio managers did not beneficially own any shares of the Short Duration Municipal Fund.

Other Accounts. As of August 31, 2015, in addition to the Short Duration Municipal Fund, WellsCap's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Lyle Fitterer, CFA, CPA	9	$19,718	1	$83	84	$11,305
Wendy Casetta	5	$13,797	0	$0	22	$2,904

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business address at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement, Shareholder Servicing and Administrative Servicing Plans. The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

For the fiscal year ended August 31, 2015, the Funds did not incur any 12b-1 expenses.

Pursuant to a Shareholder Service Plan (the "Service Plan"), the Class A Shares are authorized to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at the annual rate of up to 0.25% of the value of the average daily net assets attributable to the Class A Shares of the Fund, which is calculated daily and payable monthly.

The service fees payable under the Service Plan are intended to compensate service providers for the provision of shareholder services and may be used to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to shares of the applicable Funds. Shareholder services under the Service Plan may include: (i) maintaining accounts relating to Clients; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by service providers; (iv) responding to inquiries from Clients concerning their investment in shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to shares beneficially owned by Clients; (x) processing dividend payments from the Funds on behalf of Clients; and (xi) providing such other similar services as a Fund may reasonably request to the extent the service provider is permitted to do so under applicable statutes, rules and regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisers ("Financial Advisers") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisers, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist the Financial Adviser in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisers for the purpose of educating Financial Advisers about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisers in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisers, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisers or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources and are not charged to the Funds.

Many Financial Advisers may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisers and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisers, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The payments discussed above may be significant to the financial institutions receiving them and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and of its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which in turn are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers, such as the Funds' independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser's and each Sub-Advisers' adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, any material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls.

Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are seven members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. George J. Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management. The Board has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. There are currently 10 Funds in the Trust and 102 funds in the Fund Complex.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held within the past five years and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees,* (since 1989)—President and Chief Executive Officer of the Trust, December 2005-present. SEI employee, 1974-present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Director and President of SEI Opportunity Fund, L.P. to 2010. Vice Chairman of The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Vice Chairman of Gallery Trust since 2015. President, Director and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee** (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust, Winton Diversified Opportunities Fund, Gallery Trust, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc., April 1997 to December 2011. Member of the independent review committee for SEI's Canadian-registered mutual funds. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

*  Mr. Nesher is a Trustee deemed to be an "interested person" of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

**  Mr. Doran is a Trustee deemed to be an "interested person" of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Retired Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron's Inc., 2012-present. President and CEO Oasis Ornamentals LLC, 2011-present. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI, which he joined in 1974, his knowledge of and experience in the financial services industry and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as Trustee of the Trust since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry and the experience she has gained serving as Trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds and the experience he has gained serving as Trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries and the experience he has gained serving as Trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of, or a Board conclusion that, the Board or any Trustee has any special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris and Ms. Lesavoy, currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" (as defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the Trust's offices, which are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Messrs. Sullivan, Williams, Johnson and Harris and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met two (2) times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the "1934 Act"). Collectively, the Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	Over $100,000 (Tax Free Fund)	Over $100,000
Independent
Mr. Sullivan	Over $100,000 (Institutional Tax Free Fund)	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	$1-$10,000
Mr. Johnson	None	Over $100,000
Mr. Harris	None	None

*  Valuation date is December 31, 2014.

**  The Fund Complex currently consists of 102 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation (000)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex (000)
Interested
Mr. Nesher	N/A	N/A	N/A	N/A
Mr. Doran	N/A	N/A	N/A	N/A
Independent
Mr. Sullivan	$8	N/A	N/A	$136
Ms. Lesavoy	$7	N/A	N/A	$121
Mr. Williams	$7	N/A	N/A	$121
Mr. Johnson	$7	N/A	N/A	$121
Mr. Harris	$7	N/A	N/A	$121

Independent Consultant. Effective August 31, 2015, the Board hired Susan C. Cote as an independent consultant to the Board with respect to its oversight of the Trust and six other trusts within the SEI fund complex. In this role, Ms. Cote attends all meeting of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. Ms. Cote will act as an independent consultant to the Board for 120 days, although it is currently expected that this will be extended upon agreement of Ms. Cote and the Board with respect to the Trust. In exchange for her services, Ms. Cote receives a quarterly retainer and the percentage of this fee to be paid by the Trust (and allocated among the Funds therein) is calculated by reference to the relative amount of net assets in such Trust (and the Funds therein) compared to all of the trusts for which Ms. Cote provides services, as of the close of business on August 31, 2015. If the consulting arrangement is extended with respect to the Trust, the reference date for the calculation of fees will be adjusted accordingly. The Board concluded that Ms. Cote should serve as an independent consultant because of her education, knowledge of financial services and investment management, and eighteen years of experience as a partner at a major accounting firm. At a meeting scheduled for January 15, 2016, shareholders of the Funds as of October 16, 2015 will vote on a proposal to elect Ms. Cote to the Board of Trustees.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Russell Emery, the Chief Compliance Officer ("CCO") of the Trust, receives compensation from the Trust for his services. The Trust's CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro-rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more of the mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

ARTHUR RAMANJULU (DOB 10/31/64)—Controller and Chief Financial Officer (since 2015). Director, Funds Accounting, SEI Investments Global Funds Services since March 2015. Senior Manager, Funds Accounting, SEI Investments Global Funds Services, March 2007 to February 2015.

STEPHEN G. MACRAE (DOB 12/08/67)—Vice President (since 2012)—Director of Global Investment Product Management, January 2004 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Chief Compliance Officer of SEI Catholic Values Trust since 2015.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

BRIDGET E. SUDALL (DOB 10/05/80)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015). Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011-March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007-April 2011.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Money Market Securities and other Debt Securities. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Money market securities and debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is discussed in greater length below. If such prices are not available or SIMC or the Fund's Sub-Adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board.

Amortized Cost Valuation—Money Market Funds

Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Funds would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Funds would experience a lower yield. The converse would apply in a period of rising interest rates.

The Trust's use of amortized cost valuation and the maintenance of the net asset value of the Funds at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in its portfolio of 60 days or less and may not purchase any instrument having a remaining maturity of more than 397 days, as calculated by the Rule. The Funds must maintain a weighted average life maturity of 120 days or less. In addition, money market funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two NRSROs (one if it is the only NRSRO rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality (a "second tier security"). The Sub-Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints under the Rule that: (i) no more than 3% of a Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to 1/2 of 1%, each percentage limitation measured at the time of the acquisition of the security.

Rule 2a-7 also requires the Trustees to establish procedures that are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures require the determination of the extent of deviation, if any, of a Fund's current net asset value per share calculated using available market quotations from a Fund's amortized cost value per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of Funds other than the Money Market Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Each Money Market Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with SIMC or the Fund's Sub-Adviser, as applicable. The Funds will notify shareholders that the Funds are open for business.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, to facilitate an orderly liquidation of a money market fund or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Institutional Tax Free and Tax Free Funds observe Columbus Day and Veterans Day.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the changes would not materially affect valuation of a Fund's net assets or involve material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

Federal Income Tax

The following is only a summary of certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company and Taxation of the Funds. Each Fund within the Trust is treated as a separate corporation for Federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net investment income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company ("RIC") so that it will be relieved of Federal income tax on that part of its income that is timely distributed to shareholders. In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers, or (b) the securities of one or more qualified publicly traded partnerships.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax (including the corporate alternative minimum tax) at regular corporate rates without any deduction for distributions to shareholders (subject to certain limitations). In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for RICs is now similar to that which applies to individuals and provides that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a "Post-2010 Loss"), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. A Fund's unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 ("Pre-2011 Losses" are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund's Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. For more information about the amount of capital loss carry-forwards for the most recent fiscal year, please refer to the Annual Report of the Funds.

Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income, but does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the Federal excise tax applicable to RICs, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. The Funds intend to make distributions the majority of which consist of exempt-interest dividends that are exempt from Federal income tax. As described in more detail below under the heading "State Taxes", the California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such respective state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Because of these tax exemptions, a Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than the state in which a state-specific Fund primarily invests.

Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Distributions of net investment income by a Fund may be taxable as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shareholder has held the Fund shares. Long-term capital gains are taxed at a maximum rate of 20%.

Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their Federal income tax liability.

Only the Tax-Advantaged Income Fund expects to receive a material amount of income in the form of dividends. Accordingly, a portion of the dividends paid by the Tax-Advantaged Income Fund may be treated as qualified dividend income eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding-period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income.

Each Fund other than the Tax-Advantaged Income Fund anticipates receiving only interest income and accordingly no dividends of any such Fund are expected to qualify for the dividends received deduction or as qualified dividend income.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is exempt from Federal income tax, the Fund may pay exempt-interest dividends to its shareholders. The Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary for the Funds to pay out exempt-interest dividends to their shareholders. If the Tax-Advantaged Income Fund, however, fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by section 55 of the Code. Generally, there are two circumstances where exempt-interest dividends have an impact on the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax. Prior to the American Recovery and Reinvestment Act of 2009 ("Recovery Act"), interest on all tax-exempt private activity bonds (other than certain tax-exempt housing bonds issued after July 30, 2008) was considered an item of tax preference, and a portion of the interest earned on tax-exempt obligations was includable in the alternative minimum taxable income of corporations. Under the Recovery Act, for bonds issued between December 31, 2008, and January 1, 2011, (i) the interest on tax-exempt private activity bonds is not an item of tax preference, and (ii) the interest on any tax-exempt bonds is not included in adjusted gross earnings in determining the alternative minimum taxable income of corporations.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The IRS has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction or become taxable by reason of refinancing irregularities or the misuse of proceeds from the bond offering. While the Funds endeavor to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income for a Fund. In this case, such Fund might be required to send to you and file with the IRS information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

Insurance proceeds received by the Funds under any insurance policies in respect of scheduled interest payments on defaulted municipal securities will generally be excludable from Federal gross income. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for Federal income tax purposes.

Distributions by the Funds of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by the Funds, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a municipal security at a market discount, any gain realized by such Fund upon sale or redemption of the municipal security will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include exempt-interest dividends.

Each Fund is required by Federal law to withhold at the applicable rate a tax on reportable payments (which may include dividends, capital gains distributions and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that: (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) the shareholder is a U.S. citizen or resident alien.

A U.S. withholding tax at a 30% rate is imposed on dividends beginning after June 30, 2014 (and proceeds of sales in respect of Fund shares (including any capital gains dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to amounts withheld.

Sale or Exchange of Shares. A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. Any loss realized by a shareholder on the disposition of shares held 6 months or less is disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such shares. However, the loss disallowance rule for exempt-interest dividends will not apply to any loss incurred on a redemption or exchange of shares of a Fund that declares dividends daily in an amount equal to at least 90 percent of its net tax-exempt interest and distributes the dividends at least monthly and for which your holding period begins after December 22, 2010.

Unless a shareholder falls within certain exceptions, the custodian, broker or other administrative agent holding shares in a Fund on a shareholder's behalf must report to the IRS and furnish to the shareholder the cost basis information for shares of a Fund purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of shares of a Fund, an affected shareholder will receive cost basis information for such shares which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of a Fund, a shareholder is to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding shares in a Fund will use a default cost basis method they have chosen which should have been communicated to such shareholders. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of shares of a Fund may not be changed after the settlement date of each such sale. Shareholders should consult with your tax advisors to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how cost basis reporting applies. Shareholders should also carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Funds are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes

The following is a general abbreviated summary of certain state tax laws presently in effect as they might govern the state income taxation of shareholders. These laws are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Except where otherwise noted, the summary pertains to individual state income taxation only. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their own tax advisors. Shareholders are advised to consult with their own tax advisors for more detailed information concerning state tax matters.

It is expected that the Funds will not be liable for any corporate excise, income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for Federal income taxation described above. Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and/or capital gains distributions, if any. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

California Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning California tax matters. The California Municipal Bond Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if: (1) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"); and (2) the Fund continues to qualify as a RIC under the Code.

If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in a Fund are not entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for Federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

If a Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends: (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year; and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than California.

Massachusetts Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the Massachusetts tax code presently in effect as they directly govern the taxation of shareholders subject to Massachusetts personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning Massachusetts tax matters.

Under current law, as long as the Massachusetts Municipal Bond Fund qualifies as a RIC under the Code, distributions from the Fund that qualify as exempt-interest dividends for Federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's tax year. In addition, as long as the Fund qualifies as a RIC under the Code, distributions which qualify as capital gain dividends for Federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's tax year. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than Massachusetts.

New Jersey Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Jersey tax matters.

For purposes of this discussion of New Jersey taxation, it is assumed that the New Jersey Municipal Bond Fund will continue to qualify as a RIC under the Code. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income on, and net gain, if any, from the disposition of, obligations issued by New Jersey, its local governmental entities, instrumentalities, or agencies ("New Jersey securities") or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund, which requirements include but are not limited to the following: (1) maintaining its registration as a registered investment company; (2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey securities or Federal Securities, and (3) investing 100% of its assets in interest bearing obligations, obligations issued at a discount and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from Federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for Federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than New Jersey.

New York State and Local Taxes. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning New York tax matters.

For purposes of this discussion of New York taxation, it is assumed that the New York Municipal Bond Fund will continue to qualify as a RIC under the Code. Dividends paid by the New York Municipal Bond Fund that are derived from interest on municipal securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, certain U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than New York.

Pennsylvania Taxes. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania tax matters.

Distributions paid by the Pennsylvania Municipal Bond Fund to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by each Fund from its investments in:

(i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for Federal tax purposes are not subject to the Pennsylvania corporate net income tax.

The Fund intends to invest primarily in obligations that produce interest exempt from Federal and Pennsylvania taxes. If the Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for Federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than Pennsylvania.

Shareholders should consult their own tax advisors regarding the specific tax consequences of an investment in the Funds.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Funds' Sub-Advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While SIMC and the Funds' Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or the Fund's Sub-Adviser, as applicable, may select a broker based upon brokerage or research services provided to SIMC or the Fund's Sub-Adviser. SIMC and the Funds' Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

SIMC and the various firms that serve as Sub-Advisers to the Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that the Fund's Sub-Adviser executes a portion of a Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. A Fund's Sub-Adviser is authorized to execute trades pursuant to the Commission Recapture Program, provided that the Fund's Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's Prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Funds' Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers.

The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Section 28(e) of the 1934 Act permits SIMC and the Funds' Sub-Advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, SIMC and the Funds' Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement and custody). In the case of research services, SIMC and the Funds' Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Funds' Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Funds' Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC or the Funds' Sub-Advisers will be in addition to and not in lieu of the services required to be performed by SIMC or the Funds' Sub-Advisers under their advisory agreements or sub-advisory agreements, respectively. Any advisory or other fees paid to SIMC or the Funds' Sub-Advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or the Funds' Sub-Advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the Fund's Sub-Adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Funds' Sub-Advisers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC and the Funds' Sub-Advisers face a potential conflict of interest, but SIMC and the Funds' Sub-Advisers believe that their respective allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Funds' Sub-Advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended August 31, 2013, 2014 and 2015, the Funds, with the exception of the Tax-Advantaged Income Fund, paid no brokerage commissions. For the fiscal years ended August 31, 2013, 2014 and 2015, the Tax-Advantaged Income Fund paid the following brokerage fees:

	Total $ Amount of Brokerage Commissions Paid (000)			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers (000)			% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Brokerage Transactions Effected Through Affiliated Brokers
Fund	2013	2014	2015	2013	2014	2015	2015	2015
Tax-Advantaged Income Fund	$24	$42	$20	$0	$0	$0	0%	0%

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC or the Funds' Sub-Advisers will deal directly with the dealers who make a market in the securities involved, except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

Brokerage with Fund Affiliates. It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders of the SEC. These provisions require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations or any orders of the SEC.

PORTFOLIO TURNOVER

It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements that enable a Fund to receive favorable tax treatment.

For each of the fiscal years ending August 31, 2014 and 2015, the portfolio turnover rates for the Funds were as follows:

	Turnover Rate
Fund	2014	2015
Intermediate-Term Municipal Fund	13%	10%
Short Duration Municipal Fund	42%	37%
California Municipal Bond Fund	7%	13%
Massachusetts Municipal Bond Fund	7%	16%
New Jersey Municipal Bond Fund	8%	15%
New York Municipal Bond Fund	10%	17%
Pennsylvania Municipal Bond Fund	6%	19%
Tax-Advantaged Income Fund	28%	22%

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third-party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five (5) calendar days after each month end, a list of all portfolio holdings in the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Institutional Tax Free and Tax Free Funds as of the end of such month and other information regarding the Funds' portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. In addition to a list of all the Institutional Tax Free and Tax Free Funds' portfolio holdings, the Portfolio Holdings Website may include certain attributes of (a) the Funds' portfolio holdings, such as CUSIP, yield, maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Funds' portfolio, such as the Funds' dollar-weighted average portfolio maturity and dollar-weighted average life. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

The Trust does not have any ongoing arrangements to make available portfolio holdings information sooner than publicly available. Nonetheless, portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Funds' Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust or for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI for the Funds state that an investment limitation or a fundamental policy may not be changed without shareholder approval or that other action requires shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of Monday, December 14, 2015, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Intermediate-Term Municipal Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	98,855,614.119	74.83%
SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	11,494,217.994	8.70%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	11,232,196.086	8.50%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Intermediate-Term Municipal Fund—Class Y
SEI Private Trust Company C/O 370 Attn Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	119,510.483	98.58%
Short Duration Municipal Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	103,800,435.932	72.42%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	22,988,119.677	16.04%
SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	10,123,630.001	7.06%
Short Duration Municipal Fund—Class Y
SEI Private Trust Company C/O 370 Attn Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	38,443.245	95.07%
California Municipal Bond Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	18,637,628.713	71.02%
SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	3,789,856.553	14.44%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	3,018,920.382	11.50%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Massachusetts Municipal Bond Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	4,503,409.183	82.31%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	541,023.132	9.89%
New Jersey Municipal Bond Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	8,920,432.988	88.17%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	690,187.850	6.82%
New York Municipal Bond Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	12,636,800.423	81.95%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	1,264,614.171	8.20%
SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	922,797.888	5.98%
Pennsylvania Municipal Bond Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	8,061,115.020	69.89%
SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	1,465,945.533	12.71%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	919,046.656	7.97%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Tax-Advantaged Income Fund—Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	77,668,485.880	74.69%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	12,039,328.005	11.58%
SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	8,855,566.283	8.52%
Tax-Advantaged Income Fund—Class Y
SEI Private Trust Company C/O 370 Attn Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	958,720.682	94.25%
SEI Private Trust Company C/O 370 Attn Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	56,536.204	5.56%
Institutional Tax Free Fund—Class A
SEI Private Trust Company Attn April Johnson/Maureen Burns One Freedom Valley Drive Oaks, PA 19456-9989	278,871,310.150	25.22%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456-9989	144,330,333.460	13.05%
SEI Private Trust Company C/O City National Bank ID 541 Attn Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	95,521,683.800	8.64%
Westwood Trust Attn: Operations 200 Crescent Court Ste 1200 Dallas, TX 75201-1855	79,383,573.050	7.18%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Band and Co of US Bank PO Box 1787 Milwaukee WI 53201-1787	59,547,754.750	5.39%
SEI Private Trust Company Attn Ian Weiss One Freedom Valley Drive Oaks, PA 19456-9989	59,380,964.430	5.37%
Tax Free Fund—Class A
SEI Private Trust Company C/O SEI Corporation PO Box 1100 Oaks, PA 19456-1100	729,884,215.790	71.69%
SEI Private Trust Company C/O Canaly Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	123,637,672.100	12.14%
SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	119,948,993.720	11.78%

CUSTODIAN

U.S. Bank National Association, ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian"), serves as custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

Municipal Note Ratings. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•  Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

•  Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

Municipal and Corporate Bond Ratings. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Bonds rated A by S&P have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable

A-1

over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Commercial Paper Ratings. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety; issues rated A-1+ are those with an "overwhelming degree" of credit protection; those rated A-1 reflect a "very strong" degree of safety regarding timely payment; those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

A-2

PART C: OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the Securities and Exchange Commission ("SEC") on December 18, 1997.

(a)(2)  Amendment, dated July 30, 1982, to the Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(a)(3)  Amendment, dated May 23, 1986, to the Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(a)(4)  Amendment, dated April 8, 1987, to the Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(a)(5)  Amendment, dated December 23, 1988, to the Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(a)(6)  Amendment, dated June 6, 1989, to the Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(f) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(a)(7)  Amendment, dated July 5, 1989, to the Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(a)(8)  Amendment, dated November 15, 1989, to the Registrant's Declaration of Trust, dated March 15, 1982, is herein incorporated by reference to Exhibit 1(h) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated April 16, 1996, between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation"), is herein incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(d)(2)  Schedule B, dated August 29, 2000, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 30, 2002.

(d)(3)  Schedule D, dated September 17, 2003, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 29, 2004.

(d)(4)  Schedule E, dated November 1, 2004, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the California Tax Exempt Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Tax Free Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 29, 2004.

(d)(5)  Schedule F, dated October 7, 2005, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the New York Municipal Bond Fund (f/k/a New York Intermediate Term Municipal Portfolio), New Jersey Municipal Bond Fund (f/k/a New Jersey Tax Free Portfolio), Massachusetts Municipal Bond Fund (f/k/a Massachusetts Tax Free Portfolio) and the California Municipal Bond Fund (f/k/a California Tax Free Portfolio) is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 28, 2005.

(d)(6)  Schedule G, dated March 14, 2007, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the Tax-Advantaged Income Fund is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on April 13, 2007.

(d)(7)  Investment Sub-Advisory Agreement, dated May 10, 2013, between SIMC and BofA Advisors, LLC with respect to the Institutional Tax Free and Tax Free Funds is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013.

(d)(8)  Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between SIMC and Delaware Investments Fund Advisers, a series of Delaware Management Business Trust with respect to the Intermediate-Term Municipal Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013.

(d)(9)  Investment Sub-Advisory Agreement, dated May 4, 2009, between SIMC and Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income LLC) with respect to the Institutional Tax Free, Massachusetts Tax Free Money Market, Short Duration Municipal and Tax Free Funds is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 30, 2009.

(d)(10)  Form of Amendment, effective as of January 1, 2016, to the Investment Sub-Advisory Agreement dated May 4, 2009, between SIMC and Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income LLC) with respect to the Institutional Tax Free, Massachusetts Municipal Bond (f/k/a Massachusetts Tax Free Money Market), Short Duration Municipal and Tax Free Funds is filed herewith.

(d)(11)  Investment Sub-Advisory Agreement, dated May 18, 2007, between SIMC and Pacific Investment Management Company LLC with respect to the Tax-Advantaged Income Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 28, 2007.

(d)(12)  Investment Sub-Advisory Agreement, dated March 16, 2007, between SIMC and Spectrum Asset Management, Inc. with respect to the Tax-Advantaged Income Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on April 13, 2007.

(d)(13)  Investment Sub-Advisory Agreement, dated July 31, 2001, between SIMC and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 31, 2001.

(d)(14)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated July 31, 2001, between SIMC and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on November 12, 2003.

(d)(15)  Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Standish Mellon Asset Management Company LLC with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 29, 2003.

(d)(16)  Amended Schedules A and B, as last revised December 12, 2013, to the Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Standish Mellon Asset Management Company LLC with respect to the Pennsylvania Municipal Bond, New Jersey Municipal Bond and California Municipal Bond Funds are herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013.

(d)(17)  Investment Sub-Advisory Agreement, dated December 19, 2011, between SIMC and Wells Capital Management Incorporated with respect to the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 14, 2014.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 30, 2002.

(e)(2)  Schedule B, dated March 14, 2007, to the Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on April 13, 2007.

(f)  Not Applicable.

(g)(1)  Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013.

(g)(2)  The Eighth Amendment, dated August 29, 2015, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association is filed herewith.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Global Funds Services (f/k/a/ SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 29, 2004.

(h)(2)  Amended Schedule D, as last revised September 15, 2014, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exibit (h)(2) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 14, 2014.

(h)(3)  Class A Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Co. (f/k/a SEI Financial Services Company) is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on May 2, 1996.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Second Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 22, 2015, is filed herewith.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation, dated August 1, 2013, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on August 12, 2014.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co., dated September 20, 2013, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on August 12, 2014.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services, dated December 2013, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on August 12, 2014.

(p)(4)  The Code of Ethics for SEI Tax Exempt Trust, as revised on January 3, 2014, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on August 12, 2014.

(p)(5)  The Code of Ethics for BofA Advisors, LLC, dated January 1, 2012, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013.

(p)(6)  The Code of Ethics for Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, dated October 1, 2013, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013.

(p)(7)  The Code of Ethics for Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income LLC), dated January 2013, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013.

(p)(8)  The Code of Ethics for Pacific Investment Management Company LLC, dated July 2015, is filed herewith.

(p)(9)  The Code of Ethics for Spectrum Asset Management, Inc., dated July 2011, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(p)(10)  The Code of Ethics for Standish Mellon Asset Management Company LLC, dated November 2006, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on April 13, 2007.

(p)(11)  The Code of Ethics for Wells Capital Management Incorporated, dated May 21, 2015, is filed herewith.

(q)(1)  Power of Attorney for Robert A. Nesher, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(q)(2)  Power of Attorney for William M. Doran, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(q)(3)  Power of Attorney for George J. Sullivan, Jr., dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(4) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 81103447), filed with the SEC on December 16, 2011.

(q)(4)  Power of Attorney for Nina Lesavoy, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(5) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(q)(5)  Power of Attorney for James M. Williams, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(6) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(q)(6)  Power of Attorney for Mitchell A. Johnson, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(7) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(q)(7)  Power of Attorney for Hubert L. Harris, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(8) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011.

(q)(8)  Power of Attorney for Arthur Ramanjulu, dated October 26, 2015, is filed herewith.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation is a subsidiary of SEI Investments Company, which also controls the Distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and other Connections of the Investment Adviser:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser and each Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's and each Sub-Adviser's table was provided to the Registrant by the Adviser or respective Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Global Services, Inc.	Senior Vice President
	LSV Asset Management	Management Committee
	SEI Investment Strategies, LLC	Director
	SEI Investments (Asia), Limited	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global Funds Services	Vice President
	SEI Investments Canada Company	Director
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Director, Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Primus Holding Corp.	Vice President, Assistant Secretary
	SEI Global Services Inc.	Director, Senior Vice President, Assistant Secretary
	SEI Private Trust Company	Director, Vice President
	SEI SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	Director, Senior Vice President, Assistant Secretary
	LSV Asset Management	Management Committee
	SEI Global Capital Investments, Inc.	Vice President, Secretary
	SEI Investments (Asia), Limited	Director
	SEI Investments (South Africa), Limited	Director
	SEI Investments Global, Limited	Director
	SEI Investments—Global Fund Services Limited	Director
	SEI Investments Canada Company	Director, Secretary
	SEI Custodial Operations, LLC	Manager
	SEI Institutional Transfer Agent, Inc.	Director, Senior Vice President
	SIMC Subsidiary, LLC	Manager
	SEI Ventures, Inc.	Vice President, Secretary
	SEI Investments Developments, Inc.	Vice President, Secretary
	SEI Investments Global Funds Services	Vice President, Assistant Secretary
	SEI Investments—Guernsey Limited	Director
Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Investments Corp	President
	SEI Global Services, Inc	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd	Director
	SEI Global Nominee Ltd	Director
	SEI European Services Limited	Director
	SEI Investments Canada Company	Director, President
	SEI Investments—Guernsey Limited	Authorized Signer
Kevin Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
	SEI Investment Strategies, LLC	Director, President
	SEI Investments Global, Limited	Director
Wayne Withrow Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Global Services Inc.	Director, Senior Vice President
	SEI Investment Strategies, LLC	Director
	SEI Investments Global (Cayman) Limited	Director
	SEI Investments Global Holdings (Cayman) Inc	Chairman of the Board & Chief Executive Officer
Kathy Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc	Director, Vice President, Treasurer
	SEI Investments, Inc	Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Investments Corp	Director, Vice President, Treasurer
	SEI Insurance Group, Inc	Vice President, Treasurer
	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer
	SEI Primus Holding Corp	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Investment Strategies, LLC	Director, Vice President, Treasurer
	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer
	SEI Investments Global (Cayman) Limited	Vice President, Treasurer
	SEI Investments Global Holdings (Cayman) Inc	Vice President, Assistant Secretary & Treasurer
	SEI Investments Canada Company	Vice President
	SEI Ventures, Inc	Director, Vice President, Treasurer
	SEI Investments Developments Inc	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds Inc	Vice President
	SEI Global Services Inc	Vice President & Assistant Secretary
	SEI SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
Aaron Buser Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
John Fisher Vice President	SEI Global Services, Inc.	Vice President
Paul Klauder Vice President	SEI Global Services, Inc	Vice President
	SEI Investments Canada Company	Vice President
Roger Messina Vice President	SEI Global Services, Inc	Vice President
	SEI Investments Canada Company	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President
Brian Vrabel Vice President & Assistant Secretary	SEI Funds, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President & Assistant Secretary
Raquell Baker Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Albert Chiaradonna Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
John W. Lau Vice President	SEI Investments (Asia), Limited	Director
Stephen G. MacRae Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President
Radoslav K. Koitchev Vice President	SEI Investment Strategies, LLC	Vice President

BofA Advisors, LLC

BofA Advisors, LLC ("BofA") is a Sub-Adviser for the Registrant's Tax Free and Institutional Tax Free Funds. BofA is an indirect wholly owned subsidiary of Bank of America Corporation. The principal business address of BofA is 100 Federal Street, Boston, Massachusetts 02110. BofA is an investment adviser registered under the Advisers Act and performs investment advisory services to the Tax Free and Institutional Tax Free Funds and other clients.

To the knowledge of the Registrant, none of the directors or officers of BofA are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BofA, or other subsidiaries of Bank of America Corporation. The business and other connections of the officers and members of BofA are listed on the Form ADV of BofA as currently on file with the Commission (File No. 801-50372).

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust

Delaware Investments Fund Advisers ("DIFA"), a series of Delaware Management Business Trust, is a Sub-Adviser for the Registrant's Intermediate-Term Municipal Fund. The principal business address of DIFA is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DIFA is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions during the past two fiscal years. Additionally, unless otherwise noted, the principal business address of each of the other companies is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Patrick P. Coyne President	Delaware Investments® Family of Funds	Chairman/President/Chief Executive Officer
	Delaware Investments	Various executive capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
J. Scott Coleman Executive Vice President/Head of Distribution and Marketing	Delaware Investments	Various executive capacities
	Optimum Fund Trust	President/Chief Executive Officer
Michael J. Hogan Executive Vice President/Head of Equity Investments	Delaware Investments® Family of Funds	Executive Vice President/Head of Equity Investments
	Delaware Investments	Various executive capacities
David P. O'Connor Executive Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Delaware Investments® Family of Funds	Executive Vice President/Strategic Investment Relationships and Initiatives/General Counsel
	Delaware Investments	Various executive capacities
	Optimum Fund Trust	Executive Vice President/General Counsel
See Yeng Quek Executive Vice President/ Managing Director/Head of Fixed Income Investments	Delaware Investments® Family of Funds	Executive Vice President/ Managing Director/Head of Fixed Income Investments
	Delaware Investments	Various executive capacities
Philip N. Russo Executive Vice President/ Chief Administrative Officer	Delaware Investments	Various executive capacities
Joseph R. Baxter Senior Vice President/ Head of Municipal Bond Department/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Christopher S. Beck Senior Vice President/ Chief Investment Officer—Small-Cap Value/Mid-Cap Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Small-Cap Value/Mid-Cap Value Equity
	Delaware Investments	Various capacities
Michael P. Buckley Senior Vice President/ Director of Municipal Research	Delaware Investments® Family of Funds	Senior Vice President/ Director of Municipal Research
	Delaware Investments	Various capacities
Stephen J. Busch Senior Vice President/ Investment Accounting	Delaware Investments® Family of Funds	Senior Vice President/ Investment Accounting
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/ Investment Accounting
Michael F. Capuzzi Senior Vice President/Investment Systems	Delaware Investments® Family of Funds	Senior Vice President/Investment Systems
	Delaware Investments	Various capacities
Liu-Er Chen Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare
	Delaware Investments	Various capacities
David F. Connor Senior Vice President/Deputy General Counsel/Secretary	Delaware Investments® Family of Funds	Senior Vice President/Deputy General Counsel/Secretary
	Delaware Investments	Various capacities
Stephen J. Czepiel Senior Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Co-Head of Credit Research/Senior Portfolio Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Craig C. Dembek Senior Vice President/Co-Head of Credit Research/Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/Co-Head of Credit Research/Senior Research Analyst
	Delaware Investments	Various capacities
Roger A. Early Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Stuart M. George Senior Vice President/Head of Equity Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity Trading
	Delaware Investments	Various capacities
Gregory A. Gizzi Senior Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Edward A. Gray Senior Vice President/Chief Investment Officer—Global and International Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Global and International Value Equity
	Delaware Investments	Various capacities
Paul Grillo Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Sharon Hill Senior Vice President/Head of Equity Quantitative Research and Analytics	Delaware Investments® Family of Funds	Senior Vice President/Head of Quantitative Research and Analytics
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
James L. Hinkley Senior Vice President/Head of Product Management	Delaware Investments® Family of Funds	Senior Vice President/Head of Product Management
	Delaware Investments	Various capacities
Kashif Ishaq Senior Vice President/Head of Investment Grade Corporate Bond Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Delaware Investments	Various capacities
Paul Matlack Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist
	Delaware Investments	Various capacities
Brian McDonnell Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/Structured Products Analyst/Trader
John P. McCarthy Senior Vice President/Co-Head of Credit Research/Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/Co-Head of Credit Research/Senior Research Analyst
	Delaware Investments	Various capacities
Timothy D. McGarrity Senior Vice President/Financial Services Officer	Delaware Investments® Family of Funds	Senior Vice President/Financial Services Officer
	Delaware Investments	Various capacities
Francis X. Morris Senior Vice President/Chief Investment Officer—Core Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Core Equity
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Brian L. Murray, Jr. Senior Vice President/Chief Compliance Officer	Delaware Investments® Family of Funds	Senior Vice President/Chief Compliance Officer
	Delaware Investments	Various capacities
Susan L. Natalini Senior Vice President/Head of Equity and Fixed Income Business Operations	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity and Fixed Income Business Operations
	Delaware Investments	Various capacities
D. Tysen Nutt Senior Vice President/Senior Portfolio Manager/Team Leader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Team Leader
	Delaware Investments	Various capacities
Philip O. Obazee Senior Vice President/Structured Products and Derivatives	Delaware Investments® Family of Funds	Senior Vice President/Structured Products and Derivatives
	Delaware Investments	Various capacities
Terrance M. O'Brien Senior Vice President/Head of Fixed Income Quantitative Analysis Department	Delaware Investments® Family of Funds	Vice President/Head of Fixed Income Quantitative Analysis Department
	Delaware Investments	Various capacities
Richard Salus Division Director/Senior Vice President/Chief Financial Officer	Delaware Investments® Family of Funds	Senior Vice President/Controller/Treasurer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/Chief Financial Officer
Christopher M. Testa Senior Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Babak Zenouzi Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions
	Delaware Investments	Various capacities
Gary T. Abrams Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Christopher S. Adams Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Damon J. Andres Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Wayne A. Anglace Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager/Research Analyst
	Delaware Investments	Various capacities
Margaret MacCarthy Bacon Vice President/Investment Specialist	Delaware Investments® Family of Funds	Vice President/Investment Specialist
	Delaware Investments	Various capacities
Patricia L. Bakely Vice President/Assistant Controller	Delaware Investments® Family of Funds	Vice President/Assistant Controller
	Delaware Investments	Various capacities
Kristen E. Bartholdson Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Todd Bassion Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Jo Anne Bennick Vice President/15(c) Reporting	Delaware Investments® Family of Funds	Vice President/15(c) Reporting
	Delaware Investments	Various capacities
Richard E. Biester Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Sylvie S. Blender Vice President/Financial Institutions Client Services	Delaware Investments® Family of Funds	Vice President/Financial Institutions Client Services
	Delaware Investments	Various capacities
Kevin Bock Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Zoe Bradley Vice President/Municipal Bond Portfolio Analyst	Delaware Investments® Family of Funds	Vice President/ Municipal Bond Portfolio Analyst
	Delaware Investments	Various capacities
Vincent A. Brancaccio Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Adam H. Brown Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Carolyn Brown-Jordan Vice President/Investment Accounting	Delaware Investments® Family of Funds	Vice President/Investment Accounting
	Delaware Investments	Various capacities
McAfee S. Burke Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Equity Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Mathew J. Calabro Vice President/Deputy Chief Compliance Officer	Delaware Investments® Family of Funds	Vice President/Deputy Chief Compliance Officer
	Delaware Investments	Various capacities
Mary Ellen M. Carrozza Vice President/Client Services	Delaware Investments® Family of Funds	Vice President/Client Services
	Delaware Investments	Various capacities
Steven G. Catricks Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities
Wen-Dar Chen Vice President/Portfolio Manager—International Debt	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—International Debt
	Delaware Investments	Various capacities
Anthony G. Ciavarelli Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Sean Connor Vice President/Director of Fixed Income Product Management	Delaware Investments® Family of Funds	Vice President/Director of Fixed Income Product Management
	Delaware Investments	Various capacities
Michael Costanzo Vice President/Performance Analyst Manager	Delaware Investments® Family of Funds	Vice President/Performance Analyst Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Kishor K. Daga Vice President/Institutional Account Services	Delaware Investments® Family of Funds	Vice President/Institutional Account Services
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Institutional Account Services
Cori E. Daggett Vice President/Associate General Counsel/ Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Ion Dan Vice President/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
Guido DeAscanis III Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Credit Research Analyst
	Delaware Investments	Various capacities
Kevin C. Donegan Vice President/Head of Business Management	Delaware Investments® Family of Funds	Vice President/Head of Business Management
	Delaware Investments	Various capacities
Camillo D'Orazio Vice President/Ex-US Client Service Officer	Delaware Investments® Family of Funds	Vice President/Ex-US Client Service Officer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Ex-US Client Service Officer
Michael E. Dresnin Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Optimum Fund Trust	Vice President/Deputy General Counsel/Assistant Secretary
Joel A. Ettinger Vice President/Taxation	Delaware Investments® Family of Funds	Vice President/Taxation
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President of Taxation
Richard J. Filip Vice President/Portfolio Analyst/Trader—Convertible and Municipal Strategies	Delaware Investments® Family of Funds	Vice President/Portfolio Analyst/Trader—Convertible and Municipal Strategies
	Delaware Investments	Various capacities
Michele Finder Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Credit Research Analyst
	Delaware Investments	Various capacities
Joseph Fiorilla Vice President/Trading Operations	Delaware Investments® Family of Funds	Vice President/Trading Operations
	Delaware Investments	Various capacities
Charles E. Fish Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Clifford M. Fisher Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Credit Analyst
	Delaware Investments	Various capacities
Patrick Foley Vice President/Director of Equity Product Management	Delaware Investments® Family of Funds	Vice President/Director of Equity Product Management
	Delaware Investments	Various capacities
Jamie Fox Vice President/Strategic Relationship Manager, DCIO/RIA	Delaware Investments® Family of Funds	Vice President/Strategic Relationship Manager, Investment-DCIO/RIA
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Denise A. Franchetti Vice President/Portfolio Manager/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Research Analyst
	Delaware Investments	Various capacities
Lawrence G. Franko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Eric Frei Vice President/Government Agency Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Government Agency Analyst/Trader
	Delaware Investments	Various capacities
Michael Friedman Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Daniel V. Geatens Vice President/Director of Financial Administration	Delaware Investments® Family of Funds	Vice President/Director of Financial Administration
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Treasurer
Christopher Gowlland Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
Brian J. Hannon Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various Capacities
Scott Hastings Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Equity Analyst
	Delaware Investments	Various capacities
Duane Hewlett Vice President/Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Structured Products Analyst/Trader

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
J. David Hillmeyer Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Jerel A. Hopkins Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Chungwei Hsia Vice President/Emerging and Developed Markets Analyst	Delaware Investments® Family of Funds	Vice President/Emerging and Developed Markets Analyst
	Delaware Investments	Various capacities
Cynthia Isom Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Stephen M. Juszczyszyn Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
William F. Keelan Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
Nancy Keenan Vice President/Senior Product Manager/Domestic Equity	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Domestic Equity
	Delaware Investments	Various capacities
Daniel Ko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Anu B. Kothari Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Colleen Kneib Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Nikhil G. Lalvani Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Kevin Lam Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts
	Delaware Investments	Various capacities
Steven A. Landis Vice President/Senior Portfolio Manager—Emerging Markets Debt	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager—Emerging Markets Debt
	Delaware Investments	Various capacities
Jamie LaScala Vice President/Senior Product Manager—Global Equities	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Global Equities
	Delaware Investments	Various capacities
Frank G. LaTorraca Vice President/Senior Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Senior Private Placements Analyst
	Delaware Investments	Various capacities
Philip Lee Vice President/Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Private Placements Analyst
	Delaware Investments	Various capacities
Anthony A. Lombardi Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
Kent Madden Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Equity Analyst
	Delaware Investments	Various capacities
Andrew McEvoy Vice President/Trade Settlements	Delaware Investments® Family of Funds	Vice President/Trade Settlements
	Delaware Investments	Various capacities
Saj Moradi Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Credit Research Analyst
	Delaware Investments	Various capacities
Kelley McKee Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities
Carleen Michalski Vice President/Product Manager	Delaware Investments® Family of Funds	Vice President/Product Manager
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Product Manager
Michael S. Morris Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Constantine ("Charlie") Mylonas Vice President/ DCIO/RIA Sales	Delaware Investments® Family of Funds	Vice President/DCIO/ RIA Sales
	Delaware Investments	Various capacities
Donald G. Padilla Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Will Rainbow Vice President/Engagement Strategy & Analytics	Delaware Investments® Family of Funds	Vice President/ Engagement Strategy & Analytics
	Delaware Investments	Various capacities
Marlene Petter Vice President/Marketing/Communications	Delaware Investments	Various capacities
Mansur Z. Rasul Vice President/Head of Emerging Markets Credit Trading	Delaware Investments® Family of Funds	Vice President/Head of Emerging Markets Credit Trading
	Delaware Investments	Various capacities
Carl Rice Vice President/Senior Investment Specialist	Delaware Investments® Family of Funds	Vice President/Senior Investment Specialist
	Delaware Investments	Various capacities
Joseph T. Rogina Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Kevin C. Schildt Vice President/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Research Analyst
	Delaware Investments	Various capacities
Scott B. Schroeder Vice President/Investment Grade Corporate Bond Trader	Delaware Investments® Family of Funds	Vice President/Investment Grade Corporate Bond Trader
	Delaware Investments	Various capacities
Matthew E. Schmelzer Vice President/Institutional Consultant Relations & Sales, West Coast	Delaware Investments	Various capacities
Brian Scotto Vice President/Government and Agency Trader	Delaware Investments® Family of Funds	Vice President/Government and Agency Trader
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Richard D. Seidel Vice President/Assistant Controller/Assistant Treasurer	Delaware Investments® Family of Funds	Vice President/Assistant Controller/Assistant Treasurer
	Delaware Investments	Various capacities
Catherine A. Seklecki Vice President/Financial Institutions Client Services	Delaware Investments® Family of Funds	Vice President/ Financial Institutions Client Services
	Delaware Investments	Various capacities
Barry Slawter Vice President/Retail Marketing & Content Strategy	Delaware Investments® Family of Funds	Vice President/Retail Marketing & Content Strategy
	Delaware Investments	Various capacities
Sean M. Simmons Vice President/International Bond Trader	Delaware Investments® Family of Funds	Vice President/International Bond Trader
	Delaware Investments	Various capacities
Frank J. Strenger Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various capacities
John C. Van Roden III Vice President/Municipal Bond Trader/Head of Municipal Bond Trading	Delaware Investments® Family of Funds	Vice President/Municipal Bond Trader
	Delaware Investments	Various capacities
Molly Thompson Vice President/Director of Specialty Products and Solutions	Delaware Investments® Family of Funds	Vice President/Director of Specialty Products and Solutions
	Delaware Investments	Various capacities
	Delaware Investments Optimum Fund Trust	Vice President/Product Manager
Robert A. Vogel, Jr. Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Nael H. Wahaidi Vice President/Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Quantitative Analyst
	Delaware Investments	Various capacities
Jeffrey S. Wang Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Michael G. Wildstein Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Kathryn R. Williams Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Wei Xiao Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC ("NBIA") is a Sub-Adviser for the Registrant's Short Duration Municipal Fund. The principal business address of NBIA is 605 Third Avenue, New York, New York 10158. NBIA is a registered investment adviser under the Advisers Act.

The principal location for all companies listed below is 605 Third Avenue, New York, New York 10158.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Bradley Tank Chairman, Chief Executive Officer, Chief Investment Officer and Director	Neuberger Berman LLC	Managing Director
	Neuberger Berman Management LLC	Managing Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Joseph Amato, Managing Director and Director	Neuberger Berman Group LLC	President
	Neuberger Berman Holdings LLC	Chief Executive Officer and President
	Neuberger Berman Management LLC	Chief Executive Officer and Managing Director
	Neuberger Berman LLC	Managing Director
	Neuberger Berman Equity Funds	Trustee
	Neuberger Berman Income Funds	Trustee
	Neuberger Berman Advisers Management Trust	Trustee
	Neuberger Berman Alternative Funds	Trustee
	Neuberger Berman High Yield Strategies Fund	Trustee
	Neuberger Berman Real Estate Securities Income Fund	Trustee
	Neuberger Berman Intermediate Municipal Fund	Trustee
	Neuberger Berman New York Intermediate Municipal Fund	Trustee
	Neuberger Berman California Intermediate Municipal Fund	Trustee
Andrew Johnson, Director and Managing Director	Neuberger Berman LLC	Managing Director
Lawrence Kohn, Managing Director, Chief Operating Officer	Neuberger Berman LLC	Managing Director

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC ("PIMCO") is a Sub-Adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of PIMCO is 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Baker, Brian P. Managing Director	PIMCO Asia Pte Ltd.	Director
	PIMCO Asia Limited (Hong Kong)	Director
Callin, Sabrina C. Managing Director	PIMCO Advisory	Acting Head
	StocksPLUS Management, Inc.	Vice President
Dawson, Craig A. Managing Director	PIMCO Europe Ltd.	Director
Durham, Jennifer E. Managing Director and Chief Compliance Officer	PIMCO Funds	Chief Compliance Officer
	PIMCO Variable Insurance Trust	Chief Compliance Officer
	PIMCO ETF Trust	Chief Compliance Officer
	PIMCO Equity Series	Chief Compliance Officer
	PIMCO Equity Series VIT	Chief Compliance Officer
El-Erian, Mohamed A. Managing Direct, Chief Executive Officer and Co-Chief Investment Officer	PIMCO Funds	Senior Vice President
	PIMCO Variable Insurance Trust	Senior Vice President
	PIMCO ETF Trust	Senior Vice President
	PIMCO Equity Series	Senior Vice President
	PIMCO Equity Series VIT	Senior Vice President
Flattum, David C. Managing Director, General Counsel	PIMCO Funds	Chief Legal Officer
	PIMCO Variable Insurance Trust	Chief Legal Officer
	PIMCO ETF Trust	Chief Legal Officer
	PIMCO Equity Series	Chief Legal Officer
	PIMCO Equity Series VIT	Chief Legal Officer
Gross, William H. Managing Director, Co-Chief Investment Officer and Executive Committee Member	StocksPLUS Management, Inc.	Director and Vice President
	PIMCO Funds	Senior Vice President

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	PIMCO Variable Insurance Trust	Senior Vice President
	PIMCO ETF Trust	Senior Vice President
	PIMCO Equity Series	Senior Vice President
	PIMCO Equity Series VIT	Senior Vice President
Harris, Brent Richard Managing Director and Executive Committee Member	StocksPLUS Management, Inc.	Director and President
	PIMCO Funds	Trustee, Chairman and President
	PIMCO Variable Insurance Trust	Trustee, Chairman and President
	PIMCO ETF Trust	Trustee, Chairman and President
	PIMCO Equity Series	Trustee, Chairman and Senior Vice President
	PIMCO Equity Series VIT	Trustee, Chairman and Senior Vice President
	PIMCO Luxembourg S.A.	Director
	PIMCO Luxembourg II	Director
Hodge, Douglas M. Managing Director and Chief Operating Officer	PIMCO Funds	Trustee and Senior Vice President
	PIMCO Variable Insurance Trust	Trustee and Senior Vice President
	PIMCO ETF Trust	Trustee and Senior Vice President
	PIMCO Equity Series	Senior Vice President
	PIMCO Equity Series VIT	Senior Vice President
	StocksPLUS Management Inc.	Director and Vice President
	PIMCO Europe Ltd.	Director
	PIMCO Asia Pte Ltd.	Director
	PIMCO Australia Pty Ltd	Director
	PIMCO Japan Ltd.	Director
	PIMCO Asia Limited (Hong Kong)	Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Hong, Ki Myung Managing Director	Asia Pacific, Bank of America Merrill Lynch	Vice Chairman (formerly)
Kashkari, Neel T. Managing Director	PIMCO Equity Series	Trustee and President
	PIMCO Equity Series VIT	Trustee and President
Mattu, Ravi K. Managing Director	Citadel Securities	Head of Research and Strategy (formerly)
McDevitt, Joseph V. Managing Director	PIMCO Europe Ltd.	Director and Chief Executive Officer
Takano, Makoto Managing Director	PIMCO Japan Ltd.	Director and President

The address of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, StocksPLUS Management Inc., PIMCO Advisory, PIMCO Luxembourg S.A., and PIMCO Luxembourg II is c/o Pacific Investment Management Company LLC, 650 Newport Center Drive, Newport Beach CA 92660.

The address of PIMCO Asia Pte Ltd. and PIMCO Asia Limited (Hong Kong) is 24th Floor, Units 2402, 2403 & 2405, Nine Queen's Road Central, Hong Kong.

The address of PIMCO Europe Ltd. is 11 Baker Street, London W1U 3AH, England.

The address of PIMCO Australia Pty Ltd is Level 19, 363 George Street, Sydney, New South Wales 2000, Australia.

The address of PIMCO Japan ltd. is Toranomon Towers Office 18F, 4-1-28, Toranomon, Minato-ku, Tokyo, Japan 105-0001.

The address of Asia Pacific, Bank of America Merrill Lynch is 15th Floor, Citibank Tower, 3 Garden Road, Central, Hong Kong.

The address of Citadel Securities is 131 South Dearborn Street, Chicago, IL 60603.

Spectrum Asset Management, Inc.

Spectrum Asset Management, Inc. ("Spectrum") is a Sub-Adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of Spectrum is 2 High Ridge Park, Stamford, Connecticut 06905. Spectrum is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Spectrum has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Standish Mellon Asset Management Company LLC

Standish Mellon Asset Management Company LLC ("Standish"), previously known as Standish Ayer & Wood, Inc., is a Sub-Adviser for the Registrant's Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The principal business address of Standish is 201 Washington Street, Boston, Massachusetts 02108. Standish is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Christine Todd President, Director	Dedham Savings Bank 55 Elm Street Dedham, MA 02026 781-329-6700	Trustee
	Fessenden School 250 Waltham St. Newtown, MA 02465 617-964-5350	Trustee

Wells Capital Management Incorporated

Wells Capital Management Incorporated ("WellsCap") is a Sub-Adviser for the Registrant's Short Duration Municipal Fund. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Item 32.  Principal Underwriter.

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012

Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors' Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
O'Connor EQUUS	June 18, 2014
Winton Series Trust	December 11, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

(c)  Not applicable.

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

BofA Advisors, LLC
100 Federal Street
Boston, Massachusetts 02110

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, Pennsylvania 19103

Neuberger Berman Investment Advisers LLC
605 Third Avenue
New York, New York 10158

Pacific Investment Management Company LLC
650 Newport Center Drive
Newport Beach, California 92660

Spectrum Asset Management, Inc.
2 High Ridge Park
Stamford, Connecticut 06905

Standish Mellon Asset Management Company LLC
201 Washington Street
Boston, Massachusetts 02108

Wells Capital Management Incorporated
525 Market Street
10th Floor
San Francisco, California 94105

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 79 to Registration Statement No. 002-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of December, 2015.

SEI TAX EXEMPT TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	December 29, 2015
	* George J. Sullivan, Jr.	Trustee	December 29, 2015
	* Nina Lesavoy	Trustee	December 29, 2015
	* James M. Williams	Trustee	December 29, 2015
	* Mitchell A. Johnson	Trustee	December 29, 2015
	* Hubert L. Harris, Jr.	Trustee	December 29, 2015
	/S/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	December 29, 2015
	/S/ ARTHUR RAMANJULU Arthur Ramanjulu	Controller & Chief Financial Officer	December 29, 2015
*By:	/S/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(10)

Form of Amendment, effective as of January 1, 2016, to the Investment Sub-Advisory Agreement dated May 4, 2009, between SIMC and Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income LLC) with respect to the Institutional Tax Free, Massachusetts Municipal Bond (f/k/a Massachusetts Tax Free Money Market), Short Duration Municipal and Tax Free Funds

EX-99.B(g)(2)	The Eighth Amendment, dated August 29, 2015, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association
EX-99.B(i)	Opinion and Consent of Counsel
EX-99.B(j)	Consent of Independent Registered Public Accounting Firm
EX-99.B(n)	Second Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 22, 2015
EX-99.B(p)(8)	The Code of Ethics for Pacific Investment Management Company LLC, dated July 2015
EX-99.B(p)(11)	The Code of Ethics for Wells Capital Management Incorporated, dated May 21, 2015
EX-99.B(q)(8)	Power of Attorney for Arthur Ramanjulu, dated October 26, 2015